Baird Short-Term Municipal Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
Alabama Economic Settlement Authority,
4.000%, 09/15/2033 (Callable 09/15/2026)	$7,000,000	$6,798,182
Alabama Housing Finance Authority:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	5,000,000	4,949,196
5.000%, 05/01/2026 (Mandatory Tender Date 05/01/2025)(Insured by FHA) (1)	4,000,000	4,020,095
Black Belt Energy Gas District:
5.000%, 12/01/2023	750,000	750,132
5.250%, 12/01/2028	3,205,000	3,275,037
3.710%, 10/01/2052 (SIFMA Municipal Swap Index + 0.350%)(Callable 09/01/2026)(Mandatory Tender Date 12/01/2026) (2)	1,000,000	973,579
5.250%, 02/01/2053 (Callable 03/01/2029)(Mandatory Tender Date 06/01/2029) (1)	3,250,000	3,297,961
5.000%, 05/01/2053 (Mandatory Tender Date 06/01/2028) (1)	13,000,000	13,135,528
City of Phenix AL,
2.000%, 04/01/2027	1,435,000	1,305,508
City of Trussville AL,
5.000%, 10/01/2039 (Pre-refunded to 10/01/2023)	250,000	250,000
County of Jefferson AL,
0.000%, 10/01/2025 (Callable 10/20/2023)(Insured by AGM)	750,000	665,148
Greenville Public Improvement Cooperative District,
5.000%, 03/01/2024 (Insured by BAM)	140,000	140,562
Health Care Authority of the City of Huntsville,
5.000%, 06/01/2053 (Callable 03/01/2030)(Mandatory Tender Date 06/01/2030) (1)	5,500,000	5,724,408
Industrial Development Board of the City of Mobile,
3.920%, 06/01/2034 (Mandatory Tender Date 06/02/2026) (1)	8,400,000	8,286,964
Lauderdale County Agriculture Center Authority:
5.000%, 07/01/2024	495,000	496,271
5.000%, 07/01/2025 (Callable 07/01/2024)	490,000	491,521
Macon County Board of Education,
3.250%, 02/01/2026 (Callable 10/30/2023)	375,000	361,873
Pickens County Water Authority:
3.000%, 01/01/2024 (Insured by BAM)	100,000	99,560
3.000%, 01/01/2025 (Insured by BAM)	160,000	157,204
Prattville Industrial Development Board,
5.300%, 09/01/2028	1,600,000	1,659,339
Selma Industrial Development Board,
2.000%, 11/01/2033 (Mandatory Tender Date 10/01/2024) (1)	750,000	732,671
Southeast Alabama Gas Supply District,
4.537%, 04/01/2049 (1 Month LIBOR USD + 0.900%)(Callable 01/01/2024)(Mandatory Tender Date 04/01/2024) (2)	920,000	920,358
Southeast Energy Authority A Cooperative District:
5.500%, 01/01/2053 (Callable 09/01/2029)(Mandatory Tender Date 12/01/2029) (1)	1,250,000	1,282,753
5.000%, 05/01/2053 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	1,250,000	1,248,508
5.250%, 01/01/2054 (Callable 04/01/2029)(Mandatory Tender Date 07/01/2029) (1)	8,000,000	8,051,917
Tender Option Bond Trust,
3.050%, 02/01/2046 (Optional Put Date 10/02/2023) (1)(3)	5,000,000	5,000,000
Town of Berry AL,
3.250%, 09/01/2028 (Callable 09/01/2026)(Insured by AGM)	610,000	594,214
Total Alabama (Cost $77,064,488)		74,668,489	4.7%

Alaska
Alaska Housing Finance Corp.:
3.750%, 12/01/2042 (Callable 06/01/2028)	5,620,000	5,413,740
4.000%, 12/01/2048 (Callable 06/01/2027)	1,440,000	1,405,925
University of Alaska:
4.000%, 10/01/2025	330,000	326,698
4.000%, 10/01/2026 (Callable 10/30/2023)	1,400,000	1,383,076
5.000%, 10/01/2026	865,000	881,752
Total Alaska (Cost $10,078,952)		9,411,191	0.6%

Arizona
Arizona Industrial Development Authority:
5.000%, 05/01/2025	405,000	283,500
5.000%, 07/01/2027 (Callable 07/01/2026)	230,000	232,679
4.625%, 08/01/2028 (3)	375,000	358,775
5.000%, 07/01/2029 (Callable 07/01/2026)	260,000	263,628
5.000%, 07/01/2030 (Callable 07/01/2026)	380,000	384,865
5.000%, 07/01/2031 (Callable 07/01/2026)	195,000	197,334
3.625%, 05/20/2033	3,951,418	3,474,951
BluePath TE Trust,
2.750%, 09/01/2026 (Callable 10/30/2023) (3)	1,847,803	1,829,324
Glendale Industrial Development Authority:
4.000%, 05/15/2025 (Callable 05/15/2024)	340,000	332,299
4.000%, 05/15/2026 (Callable 05/15/2024)	320,000	308,207
Maricopa County Industrial Development Authority,
4.000%, 07/01/2024 (Insured by SD CRED PROG)	135,000	134,430
Salt Verde Financial Corp.,
5.250%, 12/01/2026	2,500,000	2,530,046
University of Arizona,
5.000%, 06/01/2032 (Callable 06/01/2026)	1,020,000	1,044,407
Total Arizona (Cost $12,091,835)		11,374,445	0.7%

Arkansas
Arkansas Development Finance Authority:
4.000%, 07/01/2024	100,000	98,996
4.000%, 07/01/2025	140,000	136,924
4.000%, 07/01/2026	190,000	184,033
4.000%, 07/01/2027	225,000	216,415
4.000%, 07/01/2028	230,000	218,530
Batesville Public Facilities Board:
5.000%, 06/01/2024	1,000,000	1,000,361
5.000%, 06/01/2025	1,385,000	1,388,236
5.000%, 06/01/2026	850,000	855,410
City of Bentonville AR,
1.050%, 11/01/2046 (Callable 11/01/2028)	1,170,000	1,156,996
City of Brookland AR,
1.500%, 09/01/2046 (Callable 09/01/2026)	690,000	640,627
City of Conway AR,
4.000%, 12/01/2023 (Callable 10/30/2023)	35,000	34,990
City of Elkins AR:
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	315,000	280,522
1.500%, 09/01/2046 (Callable 09/01/2026)(Insured by AGM)	465,000	433,396
City of Fayetteville AR,
3.050%, 01/01/2047 (Callable 01/01/2027)	345,000	331,491
City of Forrest City AR,
1.550%, 11/01/2044 (Callable 11/01/2029)	780,000	671,954
City of Hot Springs AR,
4.000%, 12/01/2027 (Callable 12/01/2023)(Insured by BAM)	255,000	255,131
City of Mountain View AR,
1.375%, 11/01/2050 (Callable 11/01/2027)(Insured by BAM)	355,000	346,125
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	345,000	311,529
City of Rogers AR,
3.250%, 11/01/2043 (Callable 11/01/2023)	125,000	124,919
Conway Health Facilities Board,
5.000%, 08/01/2024	410,000	411,852
County of Cross AR,
2.250%, 10/01/2030 (Callable 10/01/2024)	595,000	506,715
Dumas Arkansas School District No. 6,
1.500%, 02/01/2024 (Callable 10/30/2023)(Insured by ST AID)	245,000	242,219
Jacksonville North Pulaski County School District,
4.000%, 06/01/2029 (Callable 06/01/2027)(Insured by ST AID)	1,240,000	1,241,859
Northwest Arkansas Conservation Authority,
4.000%, 03/01/2024 (Callable 10/30/2023)(Insured by BAM)	375,000	375,026
Van Buren School District No. 42,
2.000%, 04/01/2024 (Insured by ST AID)	130,000	128,008
Total Arkansas (Cost $12,199,710)		11,592,264	0.7%

California
Anaheim Public Financing Authority:
5.000%, 09/01/2025	2,610,000	2,642,647
5.000%, 09/01/2026	990,000	1,010,560
Bay Area Toll Authority,
4.460%, 04/01/2045 (SIFMA Municipal Swap Index + 1.100%)(Callable 10/30/2023)(Mandatory Tender Date 04/01/2024) (2)	3,500,000	3,500,045
California Community Choice Financing Authority:
5.000%, 10/01/2024	300,000	299,833
5.000%, 10/01/2025	710,000	707,704
5.000%, 10/01/2026	625,000	621,851
5.000%, 10/01/2027	700,000	697,733
5.000%, 10/01/2028	475,000	472,632
5.000%, 10/01/2029	650,000	644,565
California Health Facilities Financing Authority,
3.000%, 03/01/2041 (Callable 10/30/2023)(Mandatory Tender Date 03/01/2024) (1)	390,000	387,556
California Infrastructure & Economic Development Bank:
3.710%, 08/01/2047 (SIFMA Municipal Swap Index + 0.350%)(Callable 10/20/2023)(Mandatory Tender Date 08/01/2024) (2)	750,000	742,877
4.060%, 12/01/2050 (SIFMA Municipal Swap Index + 0.700%)(Callable 06/01/2025)(Mandatory Tender Date 06/01/2026) (2)	5,550,000	5,394,217
1.750%, 08/01/2055 (Callable 02/01/2026)(Mandatory Tender Date 08/01/2026) (1)	1,265,000	1,154,929
California Municipal Finance Authority:
4.000%, 10/01/2031 (Callable 10/01/2026)	2,280,000	2,195,371
4.000%, 10/01/2032 (Callable 10/01/2026)	1,500,000	1,434,240
California Public Finance Authority:
2.375%, 11/15/2028 (Callable 10/20/2023) (3)	4,250,000	4,033,458
3.125%, 05/15/2029 (Callable 11/15/2023) (3)	1,000,000	930,977
California State Public Works Board,
5.000%, 11/01/2038 (Callable 11/01/2023)	2,500,000	2,501,212
California Statewide Communities Development Authority:
5.000%, 08/01/2026 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	3,300,000	3,282,104
5.000%, 09/01/2026 (Callable 03/01/2024)(Mandatory Tender Date 09/01/2024)(Insured by HUD) (1)(3)	1,000,000	996,123
El Centro Financing Authority,
5.000%, 10/01/2027	1,090,000	1,139,674
Indio Finance Authority,
3.550%, 09/02/2029 (Callable 03/02/2024) (3)	4,681,000	4,439,785
Los Angeles County Development Authority:
5.000%, 07/01/2043 (Callable 04/01/2026)(Mandatory Tender Date 07/01/2026)(Insured by HUD) (1)	1,850,000	1,876,769
3.750%, 12/01/2046 (Callable 02/01/2026)(Mandatory Tender Date 12/01/2026)(Insured by HUD) (1)	1,650,000	1,601,994
Newman-Crows Landing Unified School District,
0.000%, 08/01/2025	1,000,000	924,642
Ontario Public Financing Authority:
5.000%, 11/01/2025 (Insured by AGM)	250,000	256,266
5.000%, 11/01/2027 (Insured by AGM)	175,000	184,851
Sacramento City Unified School District:
5.000%, 07/01/2025 (Callable 07/01/2024)	900,000	905,089
0.000%, 07/01/2026 (Insured by AGM)	300,000	270,324
Sutter Union High School District,
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	300,000	45,990
Tender Option Bond Trust,
2.960%, 04/01/2043 (Optional Put Date 10/02/2023) (1)(3)	2,233,000	2,233,000
Tulare Union High School District,
0.000%, 08/01/2026 (Insured by NATL)	2,245,000	1,997,735
Tuolumne Utilities District,
1.250%, 08/15/2024 (Callable 10/30/2023)	5,000,000	4,802,159
Vallejo City Unified School District,
5.900%, 08/01/2025 (Insured by NATL)	280,000	282,581
Western Placer Unified School District:
2.000%, 06/01/2025 (Callable 10/30/2023)	5,735,000	5,464,906
2.000%, 06/01/2025 (Callable 10/30/2023)	3,300,000	3,134,528
Total California (Cost $65,490,986)		63,210,927	4.0%

Colorado
Bromley Park Metropolitan District No. 2:
5.000%, 12/01/2024 (Insured by BAM)	300,000	302,759
5.000%, 12/01/2025 (Insured by BAM)	315,000	320,499
City & County of Denver CO:
5.250%, 11/15/2026	2,000,000	2,058,402
5.500%, 11/15/2026 (Callable 11/15/2023)	1,500,000	1,500,654
5.000%, 12/01/2026	5,035,000	5,118,034
5.250%, 11/15/2027	1,500,000	1,563,311
Colorado Bridge Enterprise,
4.000%, 06/30/2025	570,000	562,163
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025 (3)	545,000	531,644
5.000%, 06/15/2027 (Callable 06/15/2026)	635,000	645,915
Colorado Health Facilities Authority:
5.000%, 05/15/2025	525,000	519,844
5.000%, 05/15/2026	475,000	467,896
2.125%, 05/15/2028 (Callable 10/30/2023)	2,905,000	2,652,057
5.000%, 08/01/2028	1,235,000	1,275,335
3.500%, 05/15/2030 (Callable 10/30/2023)	3,500,000	3,098,080
5.000%, 12/01/2030 (Callable 06/01/2025)	1,030,000	1,007,672
5.000%, 11/15/2036 (Pre-refunded to 11/15/2023) (1)	55,000	55,062
5.000%, 11/15/2036 (1)	140,000	140,158
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	1,750,000	1,823,407
5.000%, 11/15/2048 (Mandatory Tender Date 11/20/2025) (1)	195,000	198,666
3.910%, 05/15/2061 (SIFMA Municipal Swap Index + 0.550%)(Callable 02/17/2026)(Mandatory Tender Date 08/17/2026) (2)	3,000,000	2,974,696
5.000%, 05/15/2062 (Callable 08/15/2027)(Mandatory Tender Date 08/15/2028) (1)	7,515,000	7,887,702
Colorado Housing & Finance Authority:
5.000%, 07/01/2026 (Mandatory Tender Date 01/01/2026)(Insured by FNMA) (1)	1,000,000	1,006,964
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	630,000	619,354
4.250%, 11/01/2049 (Callable 11/01/2028)(Insured by GNMA)	605,000	594,045
3.250%, 05/01/2052 (Callable 11/01/2030)(Insured by GNMA)	4,360,000	4,122,249
Denver Convention Center Hotel Authority,
5.000%, 12/01/2024	1,170,000	1,170,245
Denver Health & Hospital Authority,
4.000%, 12/01/2027 (Callable 12/01/2023)	255,000	247,174
E-470 Public Highway Authority,
3.914%, 09/01/2039 (SOFR + 0.350%)(Callable 06/01/2024)(Mandatory Tender Date 09/01/2024) (2)	7,525,000	7,497,100
Fort Collins Housing Authority,
1.250%, 07/01/2024 (Callable 01/01/2024)	2,600,000	2,534,613
Lincoln Park Metropolitan District,
4.000%, 12/01/2023 (Insured by AGM)	150,000	149,934
Pueblo Urban Renewal Authority,
0.000%, 12/01/2025 (3)	850,000	686,163
Tallyns Reach Metropolitan District No. 3,
5.000%, 12/01/2023 (Insured by BAM)	30,000	30,034
Vauxmont Metropolitan District:
5.000%, 12/15/2026 (Callable 12/15/2024)(Insured by AGM)	135,000	139,299
5.000%, 12/15/2027 (Callable 12/15/2024)(Insured by AGM)	160,000	166,676
Vista Ridge Metropolitan District,
4.500%, 12/01/2024 (Insured by BAM)	200,000	200,989
Total Colorado (Cost $55,698,246)		53,868,795	3.4%

Connecticut
City of Bridgeport CT:
5.000%, 02/01/2024 (Insured by BAM)	475,000	476,465
5.000%, 08/01/2024	175,000	176,500
5.000%, 08/01/2025	200,000	204,028
5.000%, 02/15/2027	2,480,000	2,559,880
5.000%, 08/01/2027	300,000	311,497
City of West Haven CT:
4.000%, 09/15/2026	505,000	503,903
4.000%, 09/15/2027	245,000	244,769
Connecticut Housing Finance Authority:
4.000%, 11/15/2044 (Callable 11/15/2023)	10,000	9,986
4.000%, 11/15/2045 (Callable 11/15/2027)	105,000	102,769
4.000%, 05/15/2049 (Callable 11/15/2028)	1,025,000	995,045
3.500%, 11/15/2051 (Callable 05/15/2031)	3,280,000	3,120,698
Connecticut State Health & Educational Facilities Authority:
5.000%, 07/01/2024	965,000	965,308
5.000%, 07/01/2028 (Callable 07/01/2024)	685,000	687,991
3.200%, 07/01/2037 (Mandatory Tender Date 07/01/2026) (1)	3,000,000	2,911,449
2.800%, 07/01/2057 (Mandatory Tender Date 02/03/2026) (1)	3,425,000	3,302,017
East Hartford Housing Authority,
4.250%, 02/01/2027 (Callable 08/01/2024)(Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	1,000,000	989,257
State of Connecticut:
4.310%, 03/01/2024 (SIFMA Municipal Swap Index + 0.950%) (2)	270,000	270,241
4.000%, 06/15/2025	1,000,000	1,001,834
5.000%, 09/15/2026	1,000,000	1,038,030
5.000%, 10/01/2026	1,080,000	1,121,820
5.000%, 06/15/2027	500,000	523,735
5.000%, 10/01/2027 (Callable 10/30/2023)	1,005,000	1,005,703
Town of Stratford CT:
5.000%, 05/15/2026 (Insured by BAM)	265,000	272,010
5.000%, 05/15/2028 (Insured by BAM)	400,000	420,216
Total Connecticut (Cost $24,279,100)		23,215,151	1.5%

Delaware
Delaware Municipal Electric Corp.:
5.000%, 10/01/2024 (Insured by BAM)	230,000	232,628
5.000%, 10/01/2025 (Insured by BAM)	140,000	143,299
Delaware State Economic Development Authority,
5.000%, 10/01/2029 (Callable 10/30/2023)	1,000,000	975,253
Delaware State Housing Authority,
2.600%, 07/01/2043 (Callable 10/20/2023)(Insured by GNMA)	92,582	79,307
Total Delaware (Cost $1,476,340)		1,430,487	0.1%

District of Columbia
District of Columbia:
5.000%, 07/01/2025	500,000	499,784
3.000%, 06/01/2030	1,205,000	1,032,981
District of Columbia Housing Finance Agency,
0.350%, 04/01/2025 (Mandatory Tender Date 04/01/2024)(Insured by FNMA) (1)	1,750,000	1,706,834
District of Columbia Water & Sewer Authority,
3.000%, 10/01/2057 (Callable 07/01/2027)(Mandatory Tender Date 10/01/2027) (1)	12,100,000	11,457,340
Total District of Columbia (Cost $15,721,823)		14,696,939	0.9%

Florida
Broward County Housing Finance Authority:
3.500%, 04/01/2041 (Callable 10/01/2025)(Mandatory Tender Date 04/01/2026)(Insured by HUD) (1)	1,000,000	974,843
4.050%, 09/01/2056 (Mandatory Tender Date 03/01/2026) (1)	1,750,000	1,731,460
Capital Projects Finance Authority:
5.000%, 10/01/2025	1,000,000	1,005,267
5.000%, 10/01/2026	1,000,000	1,009,954
5.000%, 10/01/2028	1,000,000	1,014,094
Capital Trust Agency, Inc.,
4.000%, 12/15/2024	145,000	142,856
City of Jacksonville FL:
5.000%, 11/01/2028 (Callable 11/01/2027)	445,000	453,378
5.000%, 10/01/2029 (Callable 10/01/2026)	1,175,000	1,211,733
3.350%, 08/01/2036 (1)	150,000	150,000
City of Lakeland FL,
5.000%, 11/15/2028 (Callable 11/15/2026)	640,000	654,606
City of Melbourne FL,
0.000%, 10/01/2023 (Insured by NATL)	100,000	100,000
City of Port St. Lucie FL,
5.000%, 07/01/2026	3,005,000	3,112,171
City of Tallahassee FL:
5.000%, 12/01/2025	500,000	504,300
5.000%, 12/01/2026 (Callable 12/01/2025)	955,000	964,611
5.000%, 12/01/2027 (Callable 12/01/2025)	400,000	404,453
County of Broward FL,
4.000%, 10/01/2042 (Callable 10/30/2023)	300,000	272,978
County of Miami-Dade FL:
0.000%, 10/01/2023 (ETM)(Insured by NATL)	200,000	200,000
5.000%, 06/01/2027 (Callable 06/01/2025)	1,500,000	1,511,827
4.500%, 03/01/2033 (Callable 10/30/2023)	200,000	200,069
Florida Development Finance Corp.:
4.000%, 06/15/2024	860,000	853,323
2.625%, 12/15/2024 (3)	375,000	363,502
5.000%, 06/15/2025	370,000	368,814
5.000%, 06/15/2026	1,210,000	1,215,807
5.000%, 06/15/2026	270,000	271,296
5.000%, 11/15/2026	1,000,000	1,021,683
2.375%, 06/01/2027 (Callable 10/30/2023) (3)	795,000	754,248
5.000%, 06/15/2027	390,000	393,691
5.000%, 06/15/2027	285,000	287,697
5.000%, 06/15/2028 (Callable 06/15/2027)	355,000	358,789
5.250%, 06/15/2029 (Callable 06/15/2027) (3)	1,200,000	1,163,158
3.000%, 07/01/2031 (3)	1,210,000	1,069,729
6.125%, 07/01/2032 (Callable 04/02/2026)(Mandatory Tender Date 07/01/2026) (1)(3)	2,715,000	2,700,181
Florida Housing Finance Corp.:
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by HUD) (1)	4,000,000	4,034,404
4.000%, 07/01/2047 (Callable 07/01/2025)(Insured by GNMA)	30,000	29,739
Greater Orlando Aviation Authority,
5.000%, 10/01/2027	2,000,000	2,058,233
Herons Glen Recreation District,
2.500%, 05/01/2027 (Insured by BAM)	250,000	230,779
Highlands County Health Facilities Authority,
3.360%, 11/15/2035 (1)	6,030,000	6,030,000
Hillsborough County Industrial Development Authority,
3.500%, 10/01/2028 (Pre-refunded to 10/01/2023)	405,000	405,000
Hollywood Beach Community Development District I,
5.000%, 10/01/2027	545,000	556,247
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2024	820,000	822,521
Jacksonville Electric Authority:
5.000%, 10/01/2023	150,000	150,000
5.000%, 10/01/2023	210,000	210,000
Miami Beach Redevelopment Agency,
5.000%, 02/01/2027 (Callable 02/01/2024)	1,000,000	1,001,027
Miami-Dade County Housing Finance Authority,
5.000%, 03/01/2027 (Mandatory Tender Date 09/01/2025) (1)	1,000,000	1,008,854
Orange County Health Facilities Authority:
4.000%, 08/01/2024	25,000	24,768
5.000%, 08/01/2028 (Callable 08/01/2024)	2,000,000	1,996,186
Orange County Housing Finance Authority:
4.000%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	25,000	24,878
4.250%, 09/01/2049 (Callable 09/01/2027)(Insured by GNMA)	170,000	166,957
Osceola County Expressway Authority,
0.000%, 10/01/2024 (ETM)	380,000	364,621
Pinellas County Housing Authority,
1.000%, 11/01/2027 (Insured by FNMA)	2,345,000	2,111,857
Pinellas County Industrial Development Authority,
5.000%, 07/01/2029	450,000	450,962
Sarasota County Public Hospital District,
5.250%, 07/01/2024 (Insured by NATL)	75,000	75,602
School Board of Miami-Dade County,
5.000%, 05/01/2029 (Callable 05/01/2025)	4,000,000	4,045,220
Seminole County Industrial Development Authority:
4.000%, 06/15/2024 (3)	130,000	128,566
4.000%, 06/15/2025 (3)	100,000	97,465
4.000%, 06/15/2026 (3)	155,000	149,223
4.000%, 06/15/2027 (3)	240,000	228,925
St. Johns River Power Park,
5.000%, 10/01/2024 (Callable 10/30/2023)	105,000	105,083
St. Lucie County School Board,
5.000%, 07/01/2027 (Callable 10/31/2023)	1,150,000	1,150,812
Volusia County Educational Facility Authority,
5.000%, 10/15/2033 (Callable 04/15/2025)	550,000	555,430
Total Florida (Cost $56,222,725)		54,653,877	3.5%

Georgia
Atlanta Development Authority,
5.000%, 07/01/2024	140,000	140,870
Burke County Development Authority:
1.500%, 01/01/2040 (Mandatory Tender Date 02/03/2025) (1)	6,695,000	6,334,428
1.700%, 12/01/2049 (Mandatory Tender Date 08/22/2024) (1)	2,180,000	2,106,891
City of Atlanta GA:
5.000%, 01/01/2024 (Callable 10/30/2023)	515,000	515,383
4.000%, 07/01/2026 (Callable 10/30/2023)	100,000	99,787
Cobb-Marietta Coliseum & Exhibit Hall Authority,
5.500%, 10/01/2026 (Insured by NATL)	620,000	634,383
Development Authority for Fulton County,
5.000%, 10/01/2027	1,015,000	1,050,969
Development Authority of Monroe County,
2.250%, 07/01/2025 (Callable 06/13/2024)	1,390,000	1,313,538
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	540,000	575,749
George L Smith II Congress Center Authority,
3.625%, 01/01/2031 (3)	5,535,000	4,661,633
Main Street Natural Gas, Inc.:
5.000%, 05/15/2025	1,785,000	1,782,957
5.000%, 05/15/2026	610,000	608,272
5.000%, 09/01/2026 (Callable 06/01/2026)	500,000	500,207
5.500%, 09/15/2028	1,000,000	1,026,659
4.000%, 03/01/2050 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	8,330,000	8,141,432
4.000%, 07/01/2052 (Callable 06/01/2027)(Mandatory Tender Date 09/01/2027) (1)	3,700,000	3,602,280
4.000%, 08/01/2052 (Callable 05/01/2027)(Mandatory Tender Date 11/01/2027) (1)(3)	14,750,000	13,906,349
State of Georgia,
5.000%, 12/01/2026	750,000	782,599
Total Georgia (Cost $51,982,160)		47,784,386	3.0%

Illinois
Adams & Hancock Counties Community Unit School District No. 4,
4.000%, 12/01/2026 (Callable 12/01/2025)(Insured by BAM)	275,000	275,345
Chicago Board of Education:
5.000%, 12/01/2023 (Insured by AGM)	500,000	500,169
5.250%, 12/01/2023 (Insured by AGC)	345,000	345,253
Chicago Midway International Airport,
5.000%, 01/01/2028 (Callable 01/01/2026)	1,750,000	1,760,327
Chicago Park District,
5.000%, 01/01/2024	155,000	155,238
City of Chicago IL:
5.000%, 11/01/2025	2,000,000	2,033,701
5.000%, 11/01/2026 (Callable 11/01/2024)	1,410,000	1,421,184
0.000%, 01/01/2027 (Insured by NATL)	5,630,000	4,877,295
5.000%, 11/01/2028 (Callable 11/01/2024)	900,000	906,934
5.000%, 11/01/2028 (Callable 11/01/2026)	1,000,000	1,017,989
5.000%, 11/01/2029 (Callable 11/01/2026)	1,550,000	1,571,239
City of Country Club Hills IL,
3.000%, 01/01/2028 (Insured by BAM)	185,000	174,703
City of Evanston IL,
3.000%, 12/01/2028	5,885,000	5,639,780
City of Galesburg IL:
5.000%, 10/01/2025	125,000	125,228
5.000%, 10/01/2026	145,000	145,665
5.000%, 10/01/2027	175,000	176,571
5.000%, 10/01/2028	175,000	177,124
City of Rockford IL,
5.000%, 12/15/2023 (Insured by BAM)	110,000	110,157
City of Springfield IL:
5.000%, 12/01/2023	155,000	155,163
5.000%, 12/01/2031 (Callable 12/01/2025)	325,000	329,798
Community Unit School District No. 427:
0.000%, 01/01/2026 (Insured by AGM)	1,000,000	905,236
0.000%, 01/01/2027 (Insured by AGM)	2,980,000	2,583,227
Cook County School District No. 130,
5.000%, 12/01/2025 (Insured by AGM)	1,320,000	1,349,899
Cook County School District No. 154,
3.500%, 12/01/2024 (Insured by BAM)	114,000	112,704
Cook County School District No. 99:
4.000%, 12/01/2026 (Insured by BAM)	1,150,000	1,141,758
4.000%, 12/01/2027 (Insured by BAM)	1,195,000	1,186,759
Cook County Township High School District No. 201,
0.000%, 12/01/2025 (Insured by AGM)	165,000	149,319
County of Cook IL:
5.000%, 11/15/2028 (Callable 11/15/2026)	3,000,000	3,088,540
5.000%, 11/15/2032 (Callable 11/15/2027)	1,000,000	1,037,861
DeKalb County Community Unit School District No. 424,
0.000%, 01/01/2024 (ETM)(Insured by AMBAC)	855,000	846,472
Exceptional Children Have Opportunities,
5.000%, 12/01/2026	255,000	261,854
Hampshire Special Service Area No. 13,
3.000%, 03/01/2026 (Insured by BAM)	90,000	85,738
Illinois Development Finance Authority,
0.000%, 07/15/2025 (ETM)	2,885,000	2,682,561
Illinois Finance Authority:
5.000%, 05/15/2024	350,000	351,667
5.000%, 11/01/2024	385,000	384,619
4.300%, 08/01/2028 (3)	1,215,000	1,186,982
5.000%, 09/01/2029 (Callable 09/01/2026)	1,575,000	1,600,031
4.931%, 11/01/2034 (SOFR + 1.200%)(Callable 03/01/2025)(Mandatory Tender Date 09/01/2025) (2)	1,970,000	1,959,121
5.000%, 09/01/2042 (Pre-refunded to 09/01/2024)	570,000	575,099
Illinois Housing Development Authority:
4.000%, 06/01/2026 (Mandatory Tender Date 06/01/2025)(Insured by FHA) (1)	1,800,000	1,773,143
2.450%, 06/01/2043 (Callable 10/30/2023)(Insured by GNMA)	177,615	128,822
4.500%, 10/01/2048 (Callable 04/01/2028)(Insured by GNMA)	435,000	430,241
2.830%, 05/15/2050 (SIFMA Municipal Swap Index + 1.000%)(Callable 11/15/2024)(Mandatory Tender Date 05/15/2025) (2)	1,250,000	1,251,593
6.250%, 10/01/2052 (Callable 04/01/2032)(Insured by GNMA)	4,840,000	5,088,254
Kankakee, Iroquois, Ford, Etc. Counties Community Unit School District No. 2,
4.000%, 12/01/2023 (Insured by AGM)	445,000	444,759
Kankakee, Will, Grundy, Etc. Counties Community College District No. 520,
3.500%, 12/01/2026	2,885,000	2,780,491
Knox & Warren Counties Community Unit School District No. 205,
5.000%, 12/01/2038 (Callable 12/01/2027)	2,000,000	2,023,783
Lake County Elementary School District No. 6,
0.000%, 12/01/2024 (Insured by AMBAC)	70,000	65,931
Lake County School District No. 38,
0.000%, 02/01/2025 (Insured by AMBAC)	210,000	197,047
McHenry & Kane Counties Community Consolidated School District No. 158,
0.000%, 01/01/2024 (Insured by AGC)	5,200,000	5,145,273
Metropolitan Pier & Exposition Authority:
5.500%, 12/15/2023 (Insured by NATL)	40,000	40,052
0.000%, 06/15/2024 (Insured by NATL)	35,000	33,868
0.000%, 12/15/2025 (Insured by NATL)	65,000	58,735
0.000%, 06/15/2027 (Insured by AGM)	1,000,000	850,148
Northern Illinois University:
5.000%, 04/01/2027 (Insured by BAM)	550,000	560,724
5.000%, 04/01/2028 (Insured by BAM)	650,000	667,020
5.000%, 10/01/2029 (Insured by BAM)	480,000	494,165
Park Ridge Park District,
2.500%, 12/01/2028	2,960,000	2,704,637
Pike & Adams Counties Community Unit School District No. 4,
4.000%, 12/01/2024 (Insured by BAM)	345,000	344,887
Plano Special Service Areas No. 3 & 4,
4.000%, 03/01/2030 (Callable 03/01/2025)	210,000	210,364
Sales Tax Securitization Corp.,
5.000%, 01/01/2024	200,000	200,341
Shelby Christian Macon Counties Community School District No. 21:
4.000%, 12/01/2025 (Callable 12/01/2023)(Insured by AGM)	400,000	398,881
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	435,000	433,281
Southwestern Illinois Development Authority,
7.125%, 11/01/2030 (Pre-refunded to 11/01/2023)	195,000	195,399
St. Charles Public Library District,
4.000%, 11/01/2028 (Callable 11/01/2024)	455,000	455,202
State of Illinois:
5.000%, 10/01/2023	2,785,000	2,785,000
5.000%, 10/01/2025	4,350,000	4,419,871
5.000%, 06/15/2026	6,580,000	6,718,864
Town of Cicero IL,
4.000%, 01/01/2026 (Insured by BAM)	590,000	580,250
United City of Yorkville IL,
4.050%, 12/01/2027 (Callable 12/01/2023)	120,000	120,014
Upper Illinois River Valley Development Authority:
5.000%, 12/01/2023	400,000	400,038
5.000%, 12/01/2028	1,050,000	1,063,458
Village of Calumet Park IL,
5.250%, 12/01/2029 (Callable 12/01/2024)(Insured by BAM)	500,000	508,430
Village of Crestwood IL,
4.500%, 12/15/2025 (Callable 10/30/2023)(Insured by BAM)	60,000	60,025
Village of Lansing IL,
5.000%, 03/01/2024 (Insured by BAM)	230,000	230,249
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 10/30/2023)(Insured by BAM)	25,000	25,016
Village of Orland Hills IL,
4.000%, 12/01/2023 (Insured by BAM)	130,000	129,836
Village of Rantoul IL,
4.300%, 01/01/2025 (Callable 10/30/2023)	125,000	125,032
Village of Romeoville IL:
5.000%, 10/01/2025 (Callable 04/01/2025)	1,100,000	1,100,582
5.000%, 10/01/2030 (Callable 04/01/2025)	1,000,000	1,001,322
Village of Schaumburg IL:
5.000%, 12/01/2025	870,000	885,548
4.000%, 12/01/2026	915,000	923,270
Village of Stone Park IL:
4.000%, 02/01/2024 (Insured by BAM)	135,000	134,815
4.000%, 02/01/2025 (Insured by BAM)	140,000	139,791
4.000%, 02/01/2026 (Insured by BAM)	220,000	219,863
4.750%, 02/01/2028 (Callable 10/30/2023)(Insured by BAM)	50,000	50,031
Village of Sugar Grove IL,
3.000%, 12/15/2025 (Callable 10/30/2023)	225,000	219,872
Washington County Community Unit School Dist No. 10,
4.000%, 12/15/2024 (Insured by AGM)	250,000	249,924
Will County Community High School District No. 210,
0.000%, 01/01/2024 (Insured by AGM)	1,275,000	1,260,301
Total Illinois (Cost $97,539,212)		93,716,753	5.9%

Indiana
Cass County Indiana Building Corp.,
5.000%, 01/15/2028 (Insured by ST AID)	400,000	415,035
City of Hobart IN,
3.000%, 07/01/2025 (Insured by ST AID)	395,000	380,747
City of Kendallville IN,
3.500%, 11/01/2024 (Mandatory Tender Date 11/01/2023)(Insured by HUD) (1)	1,935,000	1,932,755
City of Mishawaka IN,
5.000%, 03/01/2025 (Insured by AGM)	100,000	101,484
City of Muncie IN,
4.000%, 01/15/2024 (Insured by AGM)	170,000	169,680
City of Valparaiso IN,
4.000%, 08/01/2026 (Callable 10/30/2023)	375,000	370,977
County of St. Joseph IN,
5.000%, 04/01/2027	1,500,000	1,536,079
Frankton-Lapel Community Schools Building Corp.:
5.000%, 01/15/2027 (Insured by ST AID)	1,325,000	1,370,763
5.000%, 07/15/2027 (Insured by ST AID)	1,390,000	1,445,399
Hammond Multi-School Building Corp.,
5.000%, 01/15/2025 (Insured by ST AID)	525,000	531,039
Indiana Finance Authority:
3.500%, 03/01/2024	5,150,000	5,119,608
5.000%, 09/01/2024	390,000	389,206
5.000%, 09/15/2024	815,000	817,736
5.000%, 09/15/2024	155,000	155,363
5.000%, 09/01/2025	445,000	442,272
5.000%, 09/15/2025	325,000	323,944
5.000%, 10/01/2025	675,000	675,979
5.000%, 07/01/2026	730,000	732,896
5.000%, 09/01/2026	1,520,000	1,510,486
5.000%, 09/15/2026 (Callable 09/15/2024)	700,000	702,309
5.000%, 10/01/2028	260,000	261,776
4.000%, 03/01/2038 (Callable 05/01/2028)(Mandatory Tender Date 08/01/2028) (1)	5,000,000	4,712,191
Indiana Housing & Community Development Authority:
5.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)	1,300,000	1,302,223
3.500%, 01/01/2049 (Callable 01/01/2029)(Insured by GNMA)	775,000	747,593
Indianapolis Board of School Commissioners:
5.000%, 07/15/2025 (Insured by ST AID)	750,000	764,315
5.000%, 01/15/2026 (Insured by ST AID)	1,000,000	1,027,474
Indianapolis Local Public Improvement Bond Bank,
5.000%, 02/01/2030 (Callable 12/29/2023)	1,025,000	1,026,556
Mount Vernon Community School Corp.:
5.000%, 07/15/2025 (Insured by ST AID)	395,000	401,176
5.000%, 01/15/2026 (Insured by ST AID)	1,065,000	1,086,300
MSD of Wabash County Multi-School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID) (6)	330,000	337,106
5.000%, 07/15/2026 (Insured by ST AID) (6)	410,000	420,929
5.000%, 01/15/2027 (Insured by ST AID) (6)	445,000	459,260
Posey County Redevelopment Authority,
5.000%, 07/15/2025	6,000,000	6,057,781
Salem Middle School Building Corp.,
4.000%, 01/15/2024 (Insured by ST AID)	195,000	194,800
Tippecanoe County School Building Corp.:
5.000%, 07/15/2026 (Insured by ST AID)	330,000	338,621
5.000%, 01/15/2027 (Insured by ST AID)	300,000	309,707
Washington Indiana Elementary School Building Corp.,
3.000%, 01/15/2024 (Insured by ST AID)	115,000	114,321
Total Indiana (Cost $39,672,732)		38,685,886	2.4%

Iowa
City of Coralville IA:
4.000%, 06/01/2024	300,000	296,826
4.000%, 06/01/2025 (Callable 06/01/2024)	455,000	443,662
Iowa Finance Authority:
5.000%, 02/15/2031 (Callable 02/15/2024)	2,225,000	2,228,466
7.500%, 01/01/2032 (Callable 01/01/2030) (3)	2,250,000	2,086,773
3.500%, 07/01/2046 (Callable 01/01/2026)(Insured by GNMA)	65,000	63,771
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	430,000	421,833
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	705,000	684,011
3.000%, 07/01/2051 (Callable 01/01/2031)(Insured by GNMA)	930,000	866,033
6.000%, 07/01/2052 (Callable 07/01/2032)(Insured by GNMA)	3,250,000	3,387,752
Iowa Higher Education Loan Authority:
3.000%, 04/01/2025	775,000	752,937
3.000%, 04/01/2026	800,000	763,571
3.000%, 04/01/2027	820,000	773,201
3.000%, 04/01/2028	845,000	782,064
Lake Panorama Improvement Zone:
3.000%, 06/01/2024	420,000	414,317
3.000%, 06/01/2025	430,000	416,393
PEFA, Inc.,
5.000%, 09/01/2049 (Callable 06/01/2026)(Mandatory Tender Date 09/01/2026) (1)	6,600,000	6,584,124
Total Iowa (Cost $21,934,210)		20,965,734	1.3%

Kansas
City of Derby KS,
3.900%, 03/01/2037 (Callable 03/01/2025)	500,000	476,814
City of Manhattan KS,
4.000%, 06/01/2027 (Callable 06/01/2025)	1,100,000	1,085,192
City of Osawatomie KS,
3.750%, 03/01/2027 (Callable 03/01/2025)	2,935,000	2,825,830
City of Park City KS,
3.750%, 09/01/2026 (Callable 09/01/2024)	6,075,000	5,928,787
Total Kansas (Cost $10,544,872)		10,316,623	0.7%

Kentucky
City of Henderson KY,
3.500%, 11/01/2028	2,865,000	2,787,489
City of Versailles KY,
3.000%, 08/15/2026 (Callable 08/15/2024)	2,570,000	2,426,839
County of Carroll KY,
1.550%, 09/01/2042 (Mandatory Tender Date 09/01/2026) (1)	750,000	663,788
County of Kenton KY,
5.000%, 04/01/2026	725,000	745,897
County of Owen KY,
3.875%, 06/01/2040 (Mandatory Tender Date 09/01/2028) (1)	1,750,000	1,701,298
Frankfort Independent School District Finance Corp.,
2.050%, 08/01/2024 (Insured by ST AID)	310,000	301,681
Kentucky Economic Development Finance Authority:
0.000%, 12/01/2024 (ETM)(Insured by AGC)	200,000	191,043
5.000%, 07/01/2025	1,500,000	1,502,953
0.000%, 10/01/2025 (Insured by NATL)	335,000	304,094
5.000%, 06/01/2026	240,000	241,945
0.000%, 10/01/2026 (Insured by NATL)	100,000	86,623
5.000%, 07/01/2028 (Callable 07/01/2025)	1,000,000	1,005,361
Kentucky Housing Corp.,
5.000%, 09/01/2043 (Callable 03/01/2026)(Mandatory Tender Date 09/01/2026)(Insured by HUD) (1)	3,000,000	3,031,134
Kentucky Public Energy Authority:
4.757%, 12/01/2049 (1 Month LIBOR USD + 1.120%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (2)	4,410,000	4,394,274
4.000%, 12/01/2050 (Callable 03/01/2026)(Mandatory Tender Date 06/01/2026) (1)	10,925,000	10,713,380
Louisville & Jefferson County Metropolitan Government,
5.000%, 10/01/2027 (Callable 10/01/2023)	500,000	500,000
Northern Kentucky University,
3.500%, 09/01/2028 (Insured by ST AID)	2,800,000	2,780,134
Perry County School District Finance Corp.,
2.000%, 12/01/2029 (Insured by ST AID)	2,580,000	2,397,709
Rural Water Financing Agency,
3.100%, 11/01/2024 (Callable 10/16/2023)	1,000,000	974,649
University of Louisville,
5.000%, 09/01/2026 (Insured by BAM)	845,000	862,549
Total Kentucky (Cost $39,151,583)		37,612,840	2.4%

Louisiana
Calcasieu Parish Fire Protection District No. 1,
4.000%, 03/01/2024 (Insured by BAM)	155,000	154,855
City of Shreveport LA:
5.000%, 03/01/2024 (Insured by BAM)	435,000	436,462
5.000%, 08/01/2028 (Callable 08/01/2027)(Insured by BAM)	1,615,000	1,659,181
3.125%, 10/01/2030 (3)	2,215,000	2,023,966
Ernest N. Morial New Orleans Exhibition Hall Authority,
5.000%, 07/15/2024	1,925,000	1,933,402
Louisiana Housing Corp.,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	5,000,000	4,951,853
Louisiana Local Government Environmental Facilities & Community Development Authority:
5.000%, 08/01/2024 (Callable 10/30/2023)	185,000	185,111
3.020%, 04/01/2031 (Callable 04/01/2025) (3)	4,901,000	4,582,474
Louisiana Public Facilities Authority:
5.000%, 10/01/2023	705,000	705,000
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	2,015,000	2,069,760
5.000%, 10/01/2028 (5)	210,000	209,869
Morehouse Parish Hospital Service District No. 1,
4.000%, 10/01/2027	635,000	591,372
New Orleans Aviation Board:
5.000%, 10/01/2025 (Insured by AGM)	200,000	203,941
5.000%, 01/01/2027 (Callable 01/01/2025)	4,000,000	4,008,165
Plaquemines Port Harbor & Terminal District,
4.000%, 03/15/2025 (Mandatory Tender Date 03/15/2024) (1)	3,050,000	3,037,484
St. Tammany Parish Wide School District No. 12:
5.000%, 03/01/2025	500,000	507,693
5.000%, 03/01/2026	415,000	426,576
5.000%, 03/01/2027	605,000	630,713
Total Louisiana (Cost $29,449,037)		28,317,877	1.8%

Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	725,000	719,056
4.000%, 11/15/2045 (Callable 11/15/2025)	90,000	89,516
4.000%, 11/15/2046 (Callable 05/15/2026)	770,000	762,071
3.500%, 11/15/2047 (Callable 11/15/2026)	555,000	543,287
4.000%, 11/15/2049 (Callable 05/15/2028)	935,000	917,185
4.000%, 11/15/2050 (Callable 05/15/2029)	1,495,000	1,458,461
5.000%, 11/15/2052 (Callable 11/15/2031)	3,765,000	3,777,848
Total Maine (Cost $8,704,545)		8,267,424	0.5%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)(Insured by FGIC)	30,000	30,235
5.000%, 10/15/2025	1,465,000	1,501,429
County of Frederick MD,
5.000%, 04/01/2027	1,145,000	1,200,956
County of Howard MD,
5.000%, 08/15/2026	3,805,000	3,952,118
County of Prince George's MD,
5.000%, 07/15/2026	1,000,000	1,037,339
Maryland Community Development Administration:
3.250%, 08/01/2024 (Insured by GNMA)	6,000,000	5,857,000
4.050%, 10/01/2024	2,000,000	1,982,017
4.600%, 12/01/2024	7,545,000	7,421,865
3.850%, 03/01/2025	4,000,000	3,918,991
3.750%, 03/01/2050 (Callable 03/01/2029)	2,400,000	2,323,498
5.000%, 09/01/2052 (Callable 03/01/2031)(Insured by GNMA)	2,925,000	2,935,236
Maryland Health & Higher Educational Facilities Authority:
5.000%, 01/01/2026	495,000	497,932
5.000%, 01/01/2027	430,000	434,804
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,650,000	1,688,508
5.000%, 07/01/2045 (Callable 01/01/2027)(Mandatory Tender Date 07/01/2027) (1)	3,200,000	3,286,187
Maryland Stadium Authority,
5.000%, 06/01/2027	1,515,000	1,580,658
Montgomery County Housing Opportunities Commission,
4.000%, 07/01/2048 (Callable 07/01/2026)	215,000	211,487
State of Maryland,
5.000%, 03/15/2029 (Callable 03/15/2028)	3,350,000	3,558,370
Total Maryland (Cost $44,699,812)		43,418,630	2.7%

Massachusetts
Massachusetts Bay Transportation Authority,
0.000%, 07/01/2030 (Callable 07/01/2026)	9,900,000	7,320,429
Massachusetts Development Finance Agency:
5.000%, 07/01/2025	530,000	527,240
3.960%, 07/01/2049 (SIFMA Municipal Swap Index + 0.600%)(Callable 10/02/2023)(Mandatory Tender Date 01/29/2026) (2)(3)	3,300,000	3,275,791
Massachusetts Educational Financing Authority,
5.000%, 01/01/2026	1,365,000	1,363,309
Massachusetts Housing Finance Agency:
4.000%, 12/01/2044 (Callable 06/01/2025)	65,000	64,494
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	450,000	441,807
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	260,000	255,914
4.000%, 06/01/2049 (Callable 12/01/2028)	565,000	552,862
Total Massachusetts (Cost $14,621,113)		13,801,846	0.9%

Michigan
Bad Axe Public Schools,
4.000%, 05/01/2027 (Callable 05/01/2024)(Insured by Q-SBLF)	630,000	630,549
City of Allen Park Brownfield Redevelopment Authority,
4.000%, 05/01/2024 (Insured by BAM)	320,000	319,694
City of Detroit MI:
5.250%, 05/01/2025	1,410,000	1,420,028
5.250%, 05/01/2026	910,000	919,362
5.250%, 05/01/2027	290,000	295,169
City of Kalamazoo MI,
5.000%, 10/01/2023	50,000	50,000
Detroit Wayne County Stadium Authority,
5.000%, 10/01/2026 (Callable 10/30/2023)(Insured by AGM)	90,000	90,027
Grand Valley State University,
5.000%, 12/01/2032	1,000,000	1,002,396
Ingham County Brownfield Redevelopment Authority,
4.125%, 08/01/2024 (Callable 10/30/2023)(Insured by AGM)	105,000	105,042
Michigan Finance Authority:
4.000%, 10/01/2024	1,350,000	1,335,033
5.000%, 09/01/2025	200,000	200,753
4.000%, 05/01/2026	60,000	60,102
5.000%, 09/01/2026	200,000	201,699
5.000%, 11/01/2026	930,000	943,102
5.000%, 09/01/2027	280,000	284,352
5.000%, 11/01/2027	975,000	994,915
5.000%, 04/01/2028 (Callable 10/01/2026)	1,000,000	1,024,440
4.500%, 10/01/2029 (Callable 10/01/2024)	3,000,000	2,873,067
5.000%, 07/01/2033 (Callable 07/01/2024)(Insured by AGM)	2,000,000	2,011,694
5.000%, 11/15/2044 (Callable 05/16/2026)(Mandatory Tender Date 11/16/2026) (1)	3,735,000	3,787,744
Michigan State Housing Development Authority:
3.500%, 06/01/2024 (Mandatory Tender Date 12/01/2023)(Insured by HUD) (1)	3,440,000	3,430,770
4.000%, 06/01/2046 (Callable 12/01/2024)	310,000	308,124
3.500%, 06/01/2047 (Callable 06/01/2026)	1,930,000	1,890,291
5.500%, 06/01/2053 (Callable 12/01/2031)	2,965,000	3,031,863
5.750%, 06/01/2054 (Callable 12/01/2032)	3,850,000	3,987,041
Roseville Community Schools:
5.000%, 05/01/2025 (Insured by Q-SBLF)	2,175,000	2,209,066
5.000%, 05/01/2026 (Insured by Q-SBLF)	2,700,000	2,772,145
5.000%, 05/01/2027 (Insured by Q-SBLF)	2,265,000	2,354,162
Southeastern Oakland County Resource Recovery Authority,
4.000%, 07/01/2024	580,000	575,380
Wayne County Airport Authority,
5.000%, 12/01/2025 (6)	500,000	504,565
Total Michigan (Cost $40,484,190)		39,612,575	2.5%

Minnesota
Chaska Independent School District No. 112,
2.500%, 02/01/2029	2,110,000	1,894,187
City of Burnsville MN,
2.100%, 12/20/2027 (Callable 12/20/2026)	1,040,000	931,359
City of Mounds View MN,
5.375%, 05/01/2027 (Callable 01/01/2025)(Mandatory Tender Date 05/01/2025)(Insured by HUD) (1)	2,080,000	2,047,206
Duluth Economic Development Authority,
5.000%, 06/15/2026	350,000	349,315
Duluth Independent School District No. 709,
0.000%, 02/01/2029 (Callable 02/01/2028)(Insured by SD CRED PROG)	1,850,000	1,458,168
Fergus Falls Independent School District No. 544,
2.500%, 02/01/2024	105,000	104,034
Golden Valley Housing & Redevelopment Authority,
4.000%, 02/01/2030 (Callable 02/01/2024)	1,070,000	1,070,864
Housing & Redevelopment Authority of the City of St. Paul MN:
5.000%, 11/15/2025	465,000	468,417
5.000%, 12/01/2025	285,000	285,443
2.000%, 09/01/2026 (Callable 09/01/2024)	250,000	227,630
5.000%, 12/01/2027	1,065,000	1,064,137
Minnesota Higher Education Facilities Authority:
3.000%, 12/01/2023	150,000	149,432
5.000%, 03/01/2024	165,000	165,092
4.000%, 12/01/2024	100,000	98,631
5.000%, 03/01/2027 (Callable 03/01/2026)	250,000	251,328
Minnesota Housing Finance Agency:
4.000%, 01/01/2038 (Callable 01/01/2024)	230,000	227,595
2.625%, 01/01/2040 (Callable 07/01/2029)(Insured by GNMA)	4,530,000	3,604,208
2.800%, 01/01/2044 (Callable 07/01/2029)(Insured by GNMA)	1,200,000	977,425
3.500%, 07/01/2046 (Callable 07/01/2025)(Insured by GNMA)	1,485,000	1,453,323
4.000%, 01/01/2047 (Callable 01/01/2026)(Insured by GNMA)	70,000	69,145
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	175,000	172,232
3.000%, 07/01/2052 (Callable 07/01/2031)(Insured by GNMA)	4,765,000	4,459,470
6.000%, 07/01/2053 (Callable 01/01/2033)(Insured by GNMA) (6)	2,420,000	2,546,138
Northern Municipal Power Agency,
5.000%, 01/01/2027 (Callable 10/30/2023)	230,000	230,155
Zumbro Education District,
4.000%, 02/01/2025	330,000	327,198
Total Minnesota (Cost $27,366,305)		24,632,132	1.6%

Mississippi
City of Oxford MS,
3.000%, 09/01/2024	90,000	87,403
City of Ridgeland MS,
3.000%, 10/01/2024	1,505,000	1,481,310
Mississippi Business Finance Corp.:
3.200%, 09/01/2028 (Callable 03/13/2024)	2,460,000	2,347,725
2.690%, 11/01/2035 (Optional Put Date 10/02/2023) (1)	6,000,000	6,000,000
Mississippi Development Bank:
5.000%, 10/01/2023 (3)	400,000	400,000
5.000%, 11/01/2023	530,000	530,156
5.000%, 03/01/2024 (Insured by AGM)	50,000	50,182
5.000%, 10/01/2024 (3)	460,000	459,252
5.000%, 11/01/2024	720,000	724,236
5.000%, 11/01/2025 (Insured by BAM)	240,000	244,236
5.000%, 09/01/2027	485,000	487,021
5.000%, 09/01/2028	575,000	577,492
5.000%, 11/01/2029 (Callable 11/01/2027)	300,000	295,604
Mississippi Home Corp.:
4.000%, 12/01/2048 (Callable 06/01/2028)(Insured by GNMA)	285,000	279,224
3.500%, 12/01/2049 (Callable 12/01/2028)(Insured by GNMA)	625,000	603,875
Mississippi Hospital Equipment & Facilities Authority,
5.000%, 10/01/2040 (Callable 12/01/2026)(Mandatory Tender Date 03/01/2027) (1)	1,065,000	1,084,765
Total Mississippi (Cost $16,034,803)		15,652,481	1.0%

Missouri
Arnold Retail Corridor Transportation Development District,
3.000%, 11/01/2028 (Callable 11/01/2023)	185,000	184,830
Hanley Road Corridor Transportation Development District,
2.000%, 10/01/2039 (Callable 10/01/2029)	1,155,000	1,123,706
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 09/01/2024	295,000	294,529
4.000%, 08/01/2025	150,000	145,800
5.000%, 08/01/2025 (Callable 08/01/2024)	350,000	346,193
5.000%, 09/01/2026	620,000	614,802
5.000%, 02/01/2029 (Callable 02/01/2024)	4,775,000	4,741,653
5.000%, 02/01/2029 (Callable 02/01/2026)	215,000	213,499
5.000%, 02/01/2029 (Callable 02/01/2026)	1,195,000	1,186,654
5.000%, 02/01/2030 (Callable 02/01/2026)	440,000	436,911
Missouri Housing Development Commission:
3.400%, 11/01/2030 (Callable 11/01/2024)(Insured by GNMA)	45,000	42,374
3.250%, 11/01/2052 (Callable 11/01/2030)(Insured by GNMA)	3,710,000	3,511,826
4.750%, 11/01/2052 (Callable 05/01/2032)(Insured by GNMA)	4,040,000	4,020,854
Missouri Joint Municipal Electric Utility Commission,
5.000%, 12/01/2027 (Callable 06/01/2025)	2,125,000	2,150,926
Missouri Southern State University:
5.000%, 10/01/2026 (Insured by AGM)	105,000	107,597
5.000%, 10/01/2027 (Insured by AGM)	100,000	103,618
Move Rolla Transportation Development District,
3.750%, 06/01/2029 (Callable 06/01/2026)	10,000	9,186
Northwest Missouri State University,
5.000%, 06/01/2026 (Insured by BAM)	500,000	508,431
St. Joseph Industrial Development Authority,
3.350%, 01/01/2024	125,000	124,060
St. Louis Land Clearance for Redevelopment Authority,
4.250%, 06/01/2026	2,655,000	2,602,569
Total Missouri (Cost $23,225,636)		22,470,018	1.4%

Montana
City of Forsyth MT:
3.875%, 07/01/2028 (Callable 04/02/2028)	2,400,000	2,288,659
3.900%, 03/01/2031 (Callable 10/30/2023) (1)	11,000,000	10,373,915
Montana Board of Housing:
3.500%, 08/01/2025 (Mandatory Tender Date 08/01/2024) (1)	4,000,000	3,959,356
4.750%, 12/01/2025 (Mandatory Tender Date 12/01/2024) (1)	7,000,000	7,001,513
4.000%, 12/01/2043 (Callable 12/01/2027)	520,000	511,122
4.000%, 06/01/2049 (Callable 12/01/2027)(Insured by FHA)	550,000	540,859
6.000%, 06/01/2053 (Callable 06/01/2032)	2,140,000	2,243,625
Montana Facility Finance Authority:
4.000%, 07/01/2025	155,000	151,746
5.000%, 07/01/2025 (Insured by MT BRD)	110,000	111,994
4.000%, 07/01/2026	330,000	321,524
Total Montana (Cost $28,480,185)		27,504,313	1.7%

Nebraska
Central Plains Energy Project,
5.000%, 05/01/2054 (Callable 08/01/2029)(Mandatory Tender Date 11/01/2029) (1)	5,150,000	5,209,901
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2030 (Callable 05/15/2024)	1,500,000	1,468,679
Nebraska Investment Finance Authority,
3.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)	4,530,000	4,212,548
Total Nebraska (Cost $11,313,235)		10,891,128	0.7%

Nevada
City of Yerington NV,
1.625%, 11/01/2023 (Callable 10/25/2023)(Insured by USDA)	7,000,000	6,983,910
County of Clark NV:
5.000%, 07/01/2025	490,000	498,963
5.000%, 12/01/2026	1,430,000	1,487,809
Las Vegas Redevelopment Agency:
5.000%, 06/15/2026	1,000,000	1,008,325
3.000%, 06/15/2032 (Callable 06/15/2026)	790,000	683,645
Nevada Housing Division:
4.000%, 10/01/2049 (Callable 10/01/2028)(Insured by GNMA)	900,000	879,468
3.000%, 04/01/2051 (Callable 10/01/2030)(Insured by GNMA)	1,225,000	1,153,228
Total Nevada (Cost $13,079,291)		12,695,348	0.8%

New Hampshire
Hollis School District,
2.769%, 06/28/2027 (Callable 10/20/2023) (3)	1,212,469	1,129,496
New Hampshire Business Finance Authority,
4.000%, 01/01/2028 (Callable 01/01/2026)	575,000	547,511
Total New Hampshire (Cost $1,824,476)		1,677,007	0.1%

New Jersey
Atlantic City Board of Education,
3.400%, 08/15/2024 (3)	793,000	781,403
City of Atlantic City NJ,
5.000%, 03/01/2024 (Insured by BAM)	300,000	300,934
City of Union City NJ,
5.000%, 11/01/2023 (Insured by ST AID)	1,435,000	1,435,480
New Jersey Economic Development Authority:
5.250%, 07/01/2025 (Insured by NATL)	6,250,000	6,320,915
4.610%, 09/01/2025 (SIFMA Municipal Swap Index + 1.250%)(Callable 03/01/2025)(Insured by ST AID) (2)	20,000	20,046
3.125%, 07/01/2029 (Callable 07/01/2027)	935,000	851,123
New Jersey Housing & Mortgage Finance Agency:
3.125%, 02/01/2025 (Callable 02/01/2024)(Mandatory Tender Date 08/01/2024)(Insured by HUD) (1)	1,000,000	979,987
5.000%, 05/01/2025 (Insured by HUD)	2,190,000	2,193,068
5.000%, 11/01/2025 (Insured by HUD)	1,615,000	1,615,454
3.600%, 05/01/2026 (Insured by HUD)	3,045,000	2,966,166
4.500%, 10/01/2048 (Callable 10/01/2027)	475,000	469,012
4.750%, 10/01/2050 (Callable 04/01/2028)	1,055,000	1,048,615
5.000%, 10/01/2053 (Callable 04/01/2031)	3,390,000	3,404,907
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by AMBAC)	210,000	183,397
0.000%, 12/15/2027 (Insured by BAM)	2,245,000	1,886,253
0.000%, 12/15/2027 (Insured by NATL)	130,000	109,002
0.000%, 12/15/2028 (Insured by BAM)	4,850,000	3,911,999
0.000%, 12/15/2029 (Insured by AGM)	3,190,000	2,452,687
Newark Housing Authority,
5.000%, 12/01/2028 (Callable 12/01/2026)(Insured by AGM)	1,500,000	1,549,854
Salem County Improvement Authority,
4.000%, 08/15/2026 (Insured by AGM)	475,000	465,942
Township of Mahwah NJ,
1.000%, 01/15/2026	1,320,000	1,214,897
Washington Township Municipal Utilities Authority,
0.000%, 12/15/2023 (Insured by NATL)	25,000	24,776
Total New Jersey (Cost $35,156,545)		34,185,917	2.2%

New Mexico
Los Lunas School District No. 1,
2.000%, 07/15/2024 (Callable 10/30/2023)(Insured by ST AID)	800,000	780,468
New Mexico Mortgage Finance Authority:
5.000%, 02/01/2042 (Callable 04/01/2025)(Mandatory Tender Date 09/01/2025)(Insured by HUD) (1)	1,073,000	1,080,837
3.500%, 03/01/2045 (Callable 03/01/2026)	45,000	43,673
3.750%, 03/01/2048 (Callable 03/01/2027)(Insured by GNMA)	275,000	267,605
4.250%, 07/01/2049 (Callable 01/01/2028)(Insured by GNMA)	240,000	235,759
3.750%, 01/01/2050 (Callable 01/01/2029)(Insured by GNMA)	1,490,000	1,444,405
4.250%, 01/01/2050 (Callable 07/01/2028)(Insured by GNMA)	1,695,000	1,664,741
3.000%, 01/01/2052 (Callable 07/01/2030)(Insured by GNMA)	3,850,000	3,621,224
Roswell Independent School District,
3.000%, 08/01/2024 (Insured by ST AID)	545,000	537,758
Total New Mexico (Cost $10,129,733)		9,676,470	0.6%

New York
Albany Capital Resource Corp.,
5.000%, 05/01/2027 (Callable 05/01/2026)	1,000,000	1,020,790
Albany County Capital Resource Corp.,
2.600%, 07/01/2025	430,000	417,428
Amherst Industrial Development Agency,
3.900%, 04/01/2026 (Mandatory Tender Date 04/01/2025)(Insured by FHA) (1)	8,250,000	8,167,460
City of Amsterdam NY,
5.000%, 06/20/2024	1,597,914	1,596,525
City of New York NY:
5.000%, 06/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 12/01/2025) (1)	4,000,000	4,055,650
3.550%, 10/01/2046 (Optional Put Date 10/02/2023) (1)	2,000,000	2,000,000
City of Poughkeepsie NY:
4.000%, 04/15/2024	280,000	277,981
4.000%, 04/15/2026	450,000	437,602
Genesee Valley Central School District:
5.000%, 06/15/2027 (Insured by AGM)	1,390,000	1,454,511
5.000%, 06/15/2028 (Insured by AGM)	1,460,000	1,550,797
Hempstead Town Local Development Corp.,
5.000%, 07/01/2025 (Callable 10/30/2023)	815,000	815,501
Huntington Local Development Corp.,
4.000%, 07/01/2027	4,125,000	3,891,232
New York City Housing Development Corp.:
2.950%, 11/01/2045 (Callable 05/01/2025)(Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	225,000	217,721
3.000%, 02/15/2048 (Callable 05/15/2024)	8,000,000	7,855,294
3.500%, 02/15/2048 (Callable 05/15/2024)	5,100,000	5,010,952
2.750%, 05/01/2050 (Callable 10/16/2023)(Mandatory Tender Date 12/29/2023) (1)	300,000	298,607
0.700%, 11/01/2060 (Callable 10/20/2023)(Mandatory Tender Date 05/01/2025) (1)	2,590,000	2,406,595
0.600%, 05/01/2061 (Callable 10/20/2023)(Mandatory Tender Date 07/01/2025)(Insured by FHA) (1)	1,495,000	1,379,796
3.400%, 11/01/2062 (Callable 05/01/2025)(Mandatory Tender Date 12/22/2026)(Insured by FHA) (1)	4,000,000	3,811,463
New York City Municipal Water Finance Authority,
2.700%, 06/15/2050 (Optional Put Date 10/02/2023) (1)	500,000	500,000
New York State Dormitory Authority,
5.000%, 02/15/2028 (Callable 02/15/2024)	1,180,000	1,183,694
New York State Housing Finance Agency:
0.700%, 11/01/2024 (Callable 10/20/2023)(Insured by SONYMA)	2,500,000	2,400,329
1.600%, 11/01/2024 (Callable 10/20/2023)	8,430,000	8,147,121
0.750%, 05/01/2025 (Callable 10/20/2023)(Insured by SONYMA)	4,820,000	4,523,667
0.750%, 11/01/2025 (Callable 10/20/2023)(Insured by SONYMA)	7,525,000	6,900,688
0.650%, 11/01/2056 (Callable 10/20/2023)(Mandatory Tender Date 11/01/2025)(Insured by SONYMA) (1)	4,300,000	3,922,988
Oneida County Local Development Corp.,
5.000%, 12/01/2029 (Callable 12/01/2023)(Insured by AGM)	715,000	716,108
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	85,000	84,239
Triborough Bridge & Tunnel Authority,
3.944%, 01/01/2032 (SOFR + 0.380%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,765,000	2,753,126
Village of Island Park NY,
4.950%, 03/01/2024	1,515,000	1,511,708
Westchester County Local Development Corp.:
2.875%, 07/01/2026 (3)	1,000,000	947,799
3.200%, 07/01/2028 (3)	5,855,000	5,407,600
Total New York (Cost $88,129,986)		85,664,972	5.4%

North Carolina
City of Raleigh NC,
5.000%, 09/01/2027	750,000	792,158
County of Forsyth NC,
5.000%, 06/01/2027	4,915,000	5,167,546
County of Wake NC,
5.000%, 11/01/2027	1,140,000	1,207,726
Inlivian:
2.375%, 04/01/2025 (Mandatory Tender Date 04/01/2024) (1)	8,332,000	8,247,394
5.000%, 06/01/2043 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2026)(Insured by HUD) (1)	5,348,000	5,388,254
North Carolina Housing Finance Agency:
4.000%, 07/01/2048 (Callable 07/01/2027)(Insured by GNMA)	190,000	186,204
4.000%, 07/01/2050 (Callable 07/01/2029)	2,350,000	2,290,770
6.000%, 07/01/2053 (Callable 07/01/2031)(Insured by GNMA)	4,190,000	4,375,538
North Carolina Medical Care Commission,
4.000%, 10/01/2027	1,020,000	993,906
Raleigh Housing Authority:
5.000%, 10/01/2026 (Mandatory Tender Date 10/01/2025) (1)	4,000,000	4,007,306
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	4,000,000	4,021,323
Total North Carolina (Cost $37,611,602)		36,678,125	2.3%

North Dakota
Cass County Joint Water Resource District,
0.480%, 05/01/2024 (Callable 10/30/2023)	2,500,000	2,418,097
City of Horace ND:
4.000%, 01/01/2025 (Callable 01/01/2024)	2,000,000	1,978,432
3.000%, 05/01/2025	250,000	238,363
3.000%, 05/01/2025	205,000	195,022
5.125%, 07/01/2025 (Callable 07/01/2024)	1,000,000	1,003,061
3.000%, 05/01/2026	345,000	321,054
3.000%, 05/01/2026	100,000	92,732
3.000%, 05/01/2027 (Callable 05/01/2026)	265,000	242,158
3.000%, 05/01/2028 (Callable 05/01/2027)	305,000	270,775
5.000%, 05/01/2031	3,465,000	3,437,232
City of Mayville ND,
3.750%, 08/01/2025 (Callable 10/30/2023)	4,000,000	3,807,278
City of Watford City ND,
3.000%, 12/01/2023 (Insured by AGM)	1,825,000	1,817,357
North Dakota Housing Finance Agency:
4.000%, 07/01/2048 (Callable 01/01/2027)	285,000	280,009
4.000%, 01/01/2051 (Callable 07/01/2029)	1,880,000	1,832,259
3.000%, 07/01/2052 (Callable 01/01/2031)	2,770,000	2,582,394
Williston Parks & Recreation District:
4.500%, 03/01/2025 (Callable 10/16/2023)	300,000	293,722
4.625%, 03/01/2026 (Callable 10/16/2023)	2,620,000	2,529,254
Williston Public School District No. 1,
3.000%, 08/01/2026 (Callable 08/01/2024)(Insured by SD CRED PROG)	1,015,000	971,033
Total North Dakota (Cost $25,607,951)		24,310,232	1.5%

Ohio
Akron Bath Copley Joint Township Hospital District:
5.000%, 11/15/2025	50,000	50,508
5.000%, 11/15/2026	120,000	121,797
5.000%, 11/15/2028	1,240,000	1,267,114
American Municipal Power, Inc.,
5.250%, 11/29/2023 (Insured by ST AID)	1,105,000	1,106,238
City of Gahanna OH,
5.000%, 11/02/2023	5,000,000	5,001,111
City of Huron OH,
3.125%, 12/01/2024	225,000	219,432
City of Kirtland OH,
4.250%, 04/18/2024 (Insured by ST AID)	1,002,000	1,000,682
City of Lorain OH:
3.000%, 12/01/2023 (Insured by BAM)	185,000	184,521
3.000%, 12/01/2024 (Insured by BAM)	130,000	128,013
3.000%, 12/01/2025 (Insured by BAM)	135,000	130,954
3.000%, 12/01/2026 (Insured by BAM)	135,000	129,364
City of Middleburg Heights OH:
5.000%, 08/01/2026	270,000	274,809
5.000%, 08/01/2027	280,000	286,627
City of Waterville OH,
1.000%, 12/01/2026	1,670,000	1,523,379
City of Whitehall OH,
4.750%, 11/30/2023 (Insured by ST AID)	5,545,000	5,541,426
Cleveland-Cuyahoga County Port Authority,
5.000%, 08/01/2026 (Callable 08/01/2024)	550,000	553,413
Columbus-Franklin County Finance Authority,
4.000%, 05/15/2035 (Callable 11/15/2032)	1,625,000	1,436,730
County of Allen OH,
5.000%, 10/01/2049 (Callable 02/03/2027)(Mandatory Tender Date 08/03/2027) (1)	800,000	819,598
County of Montgomery OH:
5.000%, 11/15/2025	2,500,000	2,514,866
5.000%, 11/15/2027	2,015,000	2,049,843
County of Trumbull OH,
5.750%, 03/18/2024 (3)	2,082,500	2,085,729
County of Van Wert OH,
6.125%, 12/01/2049 (Pre-refunded to 12/01/2029)	12,290,000	13,567,788
Cuyahoga Metropolitan Housing Authority,
4.750%, 12/01/2027 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	2,550,000	2,547,543
Greater Cleveland Regional Transit Authority,
5.000%, 12/01/2023	145,000	145,224
Northeast Ohio Medical University,
5.000%, 12/01/2025	125,000	125,666
Northwest Local School District,
0.000%, 12/01/2026 (Insured by SD CRED PROG)	440,000	380,212
Ohio Air Quality Development Authority,
4.000%, 09/01/2030 (Mandatory Tender Date 06/01/2027) (1)	4,745,000	4,638,696
Ohio Higher Educational Facility Commission:
5.000%, 11/01/2023	580,000	580,332
5.000%, 05/01/2024	705,000	707,722
5.000%, 05/01/2024	415,000	416,602
5.000%, 03/01/2025	585,000	581,235
5.000%, 05/01/2025	595,000	601,503
5.000%, 05/01/2025	455,000	459,973
5.000%, 05/01/2026 (Callable 05/01/2025)	750,000	759,537
Ohio Housing Finance Agency:
3.350%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	2,500,000	2,458,903
4.000%, 11/01/2025 (Mandatory Tender Date 11/01/2024) (1)	7,000,000	6,919,290
6.000%, 02/01/2026 (Callable 02/01/2025) (3)	1,500,000	1,485,463
5.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025)(Insured by HUD) (1)	175,000	175,912
5.000%, 12/01/2026 (Mandatory Tender Date 12/01/2025)(Insured by FHA) (1)	1,000,000	1,007,373
4.000%, 03/01/2047 (Callable 09/01/2025)(Insured by GNMA)	40,000	39,340
4.500%, 03/01/2050 (Callable 09/01/2028)	1,855,000	1,832,685
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	5,190,000	5,007,074
3.250%, 09/01/2052 (Callable 09/01/2031)(Insured by GNMA)	5,315,000	5,024,093
Ohio Turnpike & Infrastructure Commission,
5.500%, 02/15/2024 (Insured by BHAC)	420,000	422,515
Port of Greater Cincinnati Development Authority:
3.125%, 11/15/2023	65,000	64,891
5.000%, 05/01/2025 (Callable 11/01/2023) (3)	8,040,000	7,918,619
5.000%, 04/01/2026	175,000	177,917
5.000%, 04/01/2027	250,000	256,748
4.000%, 11/15/2028	770,000	767,312
State of Ohio,
5.000%, 05/01/2034 (Callable 05/01/2025)	575,000	582,253
Toledo-Lucas County Port Authority,
2.000%, 11/15/2031	955,000	818,335
Troy City School District,
2.050%, 12/01/2023 (Callable 10/30/2023)	45,000	44,777
University of Akron,
5.000%, 01/01/2034 (Callable 07/01/2026)(Insured by BAM)	2,195,000	2,212,382
Village of Bluffton OH,
5.000%, 12/01/2025	1,500,000	1,511,367
Village of Cuyahoga Heights OH,
4.000%, 12/01/2023 (Insured by AGM)	95,000	94,901
Total Ohio (Cost $94,360,389)		90,760,337	5.7%

Oklahoma
Catoosa Industrial Authority,
4.000%, 10/01/2028 (Callable 10/01/2026)	60,000	56,767
Garfield County Educational Facilities Authority,
5.000%, 09/01/2027 (Callable 09/01/2026)	3,780,000	3,871,230
Grady County School Finance Authority:
5.000%, 12/01/2024	565,000	569,878
5.000%, 12/01/2025	945,000	956,814
5.000%, 12/01/2026	1,015,000	1,035,941
Muskogee Industrial Trust,
5.000%, 09/01/2026	1,775,000	1,789,120
Oklahoma County Finance Authority,
5.000%, 09/01/2024	350,000	352,476
Oklahoma County Independent School District No. 12,
0.050%, 03/01/2024	1,465,000	1,431,727
Oklahoma County Independent School District No. 52:
4.000%, 07/01/2027	4,140,000	4,152,513
4.000%, 07/01/2028	3,990,000	4,007,270
Oklahoma Development Finance Authority:
2.600%, 03/01/2024	345,000	342,294
5.000%, 08/01/2024	585,000	582,757
3.800%, 08/15/2031 (Callable 10/02/2023)(Optional Put Date 10/06/2023) (1)	5,000,000	5,000,000
Oklahoma Housing Finance Agency:
4.000%, 06/01/2028 (Mandatory Tender Date 06/01/2025)(Insured by FHA) (1)	1,250,000	1,230,976
5.000%, 03/01/2052 (Callable 03/01/2031)(Insured by GNMA)	1,855,000	1,861,277
6.000%, 03/01/2054 (Callable 09/01/2032)(Insured by GNMA)	2,625,000	2,781,875
Purcell Public Works Authority:
5.000%, 03/01/2026	435,000	444,314
5.000%, 03/01/2027	880,000	909,408
Sallisaw Municipal Authority:
4.000%, 06/01/2024	655,000	648,399
4.000%, 06/01/2025	680,000	663,310
4.000%, 06/01/2026	710,000	684,319
4.000%, 06/01/2028 (Callable 06/01/2026)	765,000	725,160
Texas County Development Authority,
4.000%, 12/01/2023	675,000	674,166
Tulsa Industrial Authority,
5.000%, 10/01/2023	790,000	790,000
Total Oklahoma (Cost $36,795,315)		35,561,991	2.2%

Oregon
County of Yamhill OR:
4.000%, 10/01/2023	425,000	425,000
4.000%, 10/01/2024	425,000	419,965
Oregon State Business Development Commission,
3.800%, 12/01/2040 (Callable 02/01/2028)(Mandatory Tender Date 06/15/2028) (1)	2,105,000	2,061,377
State of Oregon:
5.000%, 08/01/2026	1,750,000	1,814,181
4.000%, 12/01/2048 (Callable 12/01/2026)	385,000	379,070
State of Oregon Housing & Community Services Department:
3.875%, 01/01/2033 (Callable 07/01/2024)	235,000	231,867
3.500%, 07/01/2036 (Callable 01/01/2025)	25,000	24,709
4.500%, 01/01/2049 (Callable 07/01/2027)	705,000	699,333
4.500%, 07/01/2049 (Callable 07/01/2027)	215,000	213,083
Yamhill County Hospital Authority:
1.750%, 11/15/2026 (Callable 10/20/2023)	680,000	651,374
2.125%, 11/15/2027 (Callable 10/20/2023)	2,250,000	2,097,682
2.500%, 11/15/2028 (Callable 10/20/2023)	2,550,000	2,205,512
Total Oregon (Cost $11,458,245)		11,223,153	0.7%

Pennsylvania
Aliquippa Municipal Water Authority,
2.000%, 11/15/2023 (Callable 10/30/2023)(Insured by BAM)	250,000	249,040
Bucks County Industrial Development Authority,
5.000%, 07/01/2025	350,000	341,541
Caernarvon Township Authority:
4.000%, 09/01/2027 (Callable 09/01/2024)(Insured by AGM)	130,000	129,808
4.000%, 09/01/2028 (Callable 09/01/2024)(Insured by AGM)	165,000	164,423
4.000%, 09/01/2029 (Callable 09/01/2024)(Insured by AGM)	170,000	168,818
4.000%, 09/01/2030 (Callable 09/01/2024)(Insured by AGM)	175,000	173,051
City of Bradford PA,
2.500%, 11/01/2025 (Insured by AGM)	395,000	374,316
City of Erie Higher Education Building Authority:
5.000%, 05/01/2025	160,000	159,052
5.000%, 05/01/2027	225,000	224,906
City of Scranton PA:
5.000%, 09/01/2025 (3)	405,000	397,062
5.000%, 09/01/2026 (3)	420,000	408,879
5.000%, 09/01/2027 (3)	440,000	426,615
City of York PA,
5.000%, 11/15/2025	1,505,000	1,496,904
County of Allegheny PA,
4.276%, 11/01/2026 (SOFR + 0.550%)(Callable 10/30/2023)(Insured by AGM) (2)	1,985,000	1,971,073
County of Lackawanna PA,
4.000%, 09/01/2026 (Insured by BAM)	1,445,000	1,445,240
Cumberland County Municipal Authority:
5.000%, 01/01/2029 (Pre-refunded to 01/01/2025)	190,000	192,367
5.000%, 01/01/2029 (Callable 01/01/2025)	490,000	490,314
Delaware Valley Regional Finance Authority:
4.397%, 09/01/2048 (1 Month LIBOR USD + 0.760%)(Callable 10/16/2023)(Mandatory Tender Date 09/01/2024) (2)	2,000,000	2,000,307
4.517%, 09/01/2048 (1 Month LIBOR USD + 0.880%)(Callable 09/01/2024)(Mandatory Tender Date 09/01/2025) (2)	2,000,000	1,988,126
East Hempfield Township Industrial Development Authority,
5.000%, 07/01/2029 (Pre-refunded to 07/01/2024)	1,730,000	1,742,266
Indiana County Municipal Services Authority:
5.000%, 10/01/2026 (Insured by BAM)	300,000	304,127
5.000%, 10/01/2027 (Insured by BAM)	310,000	316,397
5.000%, 10/01/2028 (Insured by BAM)	325,000	333,302
Latrobe Industrial Development Authority:
5.000%, 03/01/2027	395,000	391,785
5.000%, 03/01/2028	215,000	213,090
5.000%, 03/01/2029	150,000	148,258
5.000%, 03/01/2030	125,000	122,678
Lycoming County Authority,
4.000%, 11/01/2043 (Mandatory Tender Date 05/01/2024) (1)	1,260,000	1,253,364
Montgomery County Industrial Development Authority:
4.000%, 12/01/2023	125,000	124,795
4.000%, 12/01/2024	200,000	197,970
4.000%, 12/01/2025	240,000	235,876
4.100%, 04/01/2053 (Mandatory Tender Date 04/03/2028) (1)	3,400,000	3,387,568
North Penn Water Authority:
3.820%, 11/01/2023 (SIFMA Municipal Swap Index + 0.460%) (2)	205,000	204,975
3.920%, 11/01/2024 (SIFMA Municipal Swap Index + 0.560%)(Callable 11/01/2023) (2)	845,000	845,028
Northampton County General Purpose Authority,
4.840%, 08/15/2048 (1 Month LIBOR USD + 1.040%)(Callable 10/20/2023)(Mandatory Tender Date 08/15/2024) (2)	75,000	75,002
Pennsylvania Economic Development Financing Authority:
5.000%, 12/31/2029	3,000,000	3,122,069
5.000%, 12/31/2029 (Callable 06/30/2026)	2,655,000	2,661,893
5.000%, 06/30/2030	1,500,000	1,564,080
Pennsylvania Higher Educational Facilities Authority,
5.000%, 05/01/2025	575,000	582,863
Pennsylvania Housing Finance Agency:
4.000%, 10/01/2046 (Callable 04/01/2026)	555,000	548,734
3.000%, 10/01/2049 (Callable 10/01/2029)	4,155,000	3,985,589
4.000%, 10/01/2049 (Callable 10/01/2028)	3,180,000	3,140,164
3.000%, 10/01/2052 (Callable 10/01/2031)	20,000	18,494
4.250%, 10/01/2052 (Callable 04/01/2032)	1,120,000	1,094,940
Pennsylvania Turnpike Commission:
0.000%, 12/01/2023	85,000	84,406
4.060%, 12/01/2023 (SIFMA Municipal Swap Index + 0.700%)(Callable 10/30/2023) (2)	2,150,000	2,150,683
5.000%, 12/01/2028 (5)	450,000	467,139
Reading School District,
0.000%, 01/15/2026 (Insured by NATL)	670,000	604,846
Sayre Area School District,
3.000%, 05/15/2024 (Insured by BAM)	25,000	24,714
Sayre Health Care Facilities Authority,
4.105%, 12/01/2024 (3 Month LIBOR USD + 0.780%)(Callable 10/30/2023) (2)	125,000	124,820
School District of Philadelphia,
5.000%, 09/01/2026 (Insured by ST AID)	1,000,000	1,023,244
School District of Reading,
5.000%, 03/01/2024 (Insured by AGM)	100,000	100,259
School District of the City of Erie:
5.000%, 04/01/2024 (Insured by AGM)	230,000	230,863
5.000%, 04/01/2024 (Insured by AGM)	250,000	250,939
Scranton-Lackawanna Health and Welfare Authority:
5.000%, 11/01/2023	35,000	35,024
5.000%, 11/01/2025	40,000	40,555
State Public School Building Authority,
0.000%, 05/15/2028 (Insured by NATL)	2,075,000	1,690,765
Steel Valley School District:
4.000%, 11/01/2025 (Insured by BAM)	270,000	269,229
4.000%, 11/01/2025 (Insured by BAM)	50,000	49,857
4.000%, 11/01/2026 (Insured by BAM)	280,000	279,083
Township of North Fayette PA,
4.000%, 04/15/2025 (Callable 04/15/2024)	210,000	209,106
University of Pittsburgh-of the Commonwealth System of Higher Education,
3.720%, 02/15/2024 (SIFMA Municipal Swap Index + 0.360%)(Callable 10/30/2023) (2)	2,500,000	2,500,060
Westmoreland County Industrial Development Authority:
4.000%, 07/01/2024	450,000	445,684
4.000%, 07/01/2025	550,000	539,616
4.000%, 07/01/2026	725,000	711,467
5.000%, 07/01/2029	1,450,000	1,462,019
Wilkes-Barre Finance Authority,
5.000%, 11/01/2024	40,000	40,298
Total Pennsylvania (Cost $54,430,654)		52,751,825	3.3%

Puerto Rico
Commonwealth of Puerto Rico,
0.000%, 07/01/2024	2,486,712	2,402,181
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	245,000	246,714
6.000%, 08/01/2026 (ETM)(Insured by AGC)	545,000	576,798
Total Puerto Rico (Cost $3,257,646)		3,225,693	0.2%

Rhode Island
Providence Public Building Authority:
5.000%, 09/15/2026 (Insured by AGM)	3,230,000	3,287,619
5.000%, 09/15/2028 (Insured by AGM)	2,425,000	2,507,942
Rhode Island Housing & Mortgage Finance Corp.,
3.750%, 10/01/2049 (Callable 04/01/2029)(Insured by GNMA)	1,355,000	1,316,287
Tobacco Settlement Financing Corp.,
5.000%, 06/01/2027 (Callable 06/01/2025)	1,075,000	1,085,135
Total Rhode Island (Cost $8,559,086)		8,196,983	0.5%

South Carolina
City of Myrtle Beach SC,
5.000%, 10/01/2027 (Callable 10/01/2026)	1,000,000	1,024,253
Greenwood Fifty School Facilities, Inc.,
5.000%, 12/01/2027 (Callable 06/01/2026)(Insured by BAM)	1,125,000	1,156,764
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	215,000	218,398
South Carolina Jobs-Economic Development Authority:
5.250%, 11/15/2028 (Callable 05/15/2025)	2,150,000	2,113,972
5.750%, 11/15/2029 (Callable 05/15/2025)	1,700,000	1,585,169
South Carolina State Housing Finance & Development Authority:
4.000%, 07/01/2036 (Callable 07/01/2025)(Insured by GNMA)	60,000	59,013
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by FHA)	260,000	256,149
4.500%, 07/01/2048 (Callable 07/01/2027)	240,000	237,624
4.000%, 01/01/2050 (Callable 07/01/2028)	1,555,000	1,512,036
4.000%, 07/01/2050 (Callable 07/01/2029)	1,490,000	1,450,129
3.000%, 01/01/2052 (Callable 07/01/2030)	9,215,000	8,670,075
Spartanburg County School District No. 5,
5.000%, 03/01/2027 (Insured by SCSDE)	2,750,000	2,873,161
Spartanburg Housing Authority,
2.000%, 03/01/2026 (Mandatory Tender Date 03/01/2025) (1)	2,671,000	2,582,176
Total South Carolina (Cost $24,909,508)		23,738,919	1.5%

South Dakota
City of Rapid City SD,
5.000%, 12/01/2025	310,000	310,643
South Dakota Health & Educational Facilities Authority:
3.000%, 09/01/2025	100,000	96,749
3.000%, 09/01/2027	105,000	98,471
3.000%, 09/01/2028	200,000	184,256
South Dakota Housing Development Authority:
3.000%, 11/01/2051 (Callable 05/01/2030)(Insured by GNMA)	1,480,000	1,402,200
5.000%, 05/01/2053 (Callable 11/01/2031)	2,965,000	2,973,889
Total South Dakota (Cost $5,476,169)		5,066,208	0.3%

Tennessee
City of Jackson TN:
5.000%, 04/01/2024 (ETM)	10,000	10,045
5.000%, 04/01/2024	335,000	335,738
5.000%, 04/01/2026 (Callable 04/01/2025)	1,065,000	1,067,374
5.000%, 04/01/2027 (Pre-refunded to 04/01/2025)	20,000	20,305
5.000%, 04/01/2027 (Callable 04/01/2025)	645,000	647,417
City of Manchester TN,
2.000%, 08/01/2028	1,535,000	1,402,448
City of Memphis TN:
5.000%, 12/01/2029 (Callable 12/01/2026)	2,165,000	2,241,954
5.000%, 12/01/2029 (Callable 12/01/2026)	2,185,000	2,266,624
City of Morristown TN,
2.000%, 03/01/2029	1,905,000	1,705,849
City of Sevierville TN,
5.000%, 06/01/2027	2,845,000	2,978,223
Cleveland Housing Authority,
4.000%, 08/01/2026 (Mandatory Tender Date 08/01/2025) (1)(3)	2,880,000	2,826,963
Johnson City Health & Educational Facilities Board,
5.000%, 07/01/2025	1,125,000	1,136,488
Nashville & Davidson County Metropolitan Government:
4.000%, 10/01/2028	125,000	120,367
3.850%, 02/01/2048 (Mandatory Tender Date 02/01/2026)(Insured by FNMA) (1)	2,250,000	2,216,627
Tennergy Corp.:
5.250%, 12/01/2026	700,000	703,931
5.500%, 12/01/2027	770,000	784,214
5.500%, 12/01/2028	1,000,000	1,021,245
5.500%, 12/01/2029	2,230,000	2,268,893
5.500%, 10/01/2053 (Callable 09/01/2030)(Mandatory Tender Date 12/01/2030) (1)	2,500,000	2,539,141
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	2,005,000	2,015,136
Tennessee Housing Development Agency:
3.850%, 07/01/2032 (Callable 01/01/2025)	685,000	664,951
4.000%, 07/01/2039 (Callable 01/01/2024)	165,000	164,062
4.000%, 01/01/2043 (Callable 07/01/2027)	385,000	377,786
4.000%, 01/01/2046 (Callable 01/01/2025)	5,000	4,942
3.750%, 01/01/2050 (Callable 01/01/2029)	1,730,000	1,671,311
3.000%, 01/01/2051 (Callable 01/01/2030)	810,000	767,884
5.000%, 01/01/2053 (Callable 07/01/2031)	1,750,000	1,754,941
Total Tennessee (Cost $35,345,167)		33,714,859	2.1%

Texas
Abilene Convention Center Hotel Development Corp.:
2.500%, 10/01/2031	2,000,000	1,609,386
3.750%, 10/01/2031 (3)	1,120,000	954,187
Alief Independent School District,
5.000%, 02/15/2027 (PSF Guaranteed)	1,035,000	1,078,611
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2024 (ETM)(PSF Guaranteed)	535,000	539,030
5.000%, 12/01/2025 (PSF Guaranteed)	555,000	566,993
4.000%, 08/15/2026 (PSF Guaranteed)	345,000	343,532
5.000%, 08/15/2026 (PSF Guaranteed)	450,000	463,066
4.000%, 08/15/2027 (PSF Guaranteed)	360,000	359,147
5.000%, 08/15/2027 (PSF Guaranteed)	500,000	519,982
4.000%, 08/15/2028 (PSF Guaranteed)	370,000	368,835
4.000%, 08/15/2028 (PSF Guaranteed)	385,000	383,788
7.750%, 06/15/2056 (Callable 06/15/2025)(Mandatory Tender Date 06/15/2026) (1)(3)	1,750,000	1,733,546
Arlington Housing Finance Corp.:
4.500%, 04/01/2041 (Callable 04/01/2026)(Mandatory Tender Date 04/01/2027) (1)	4,000,000	3,980,554
3.500%, 11/01/2043 (Callable 05/01/2025)(Mandatory Tender Date 11/01/2025) (1)	6,500,000	6,394,919
Austin-Bergstrom Landhost Enterprises, Inc.,
5.000%, 10/01/2024	1,595,000	1,595,794
Bexar County Housing Finance Corp.,
4.050%, 03/01/2028 (Callable 09/01/2025)(Mandatory Tender Date 03/01/2026) (1)	4,000,000	3,916,130
Brazoria County Municipal Utility District No. 17,
4.000%, 09/01/2024 (Callable 10/30/2023)(Insured by AGM)	175,000	174,775
Bryson Independent School District,
4.000%, 08/15/2030 (Callable 08/15/2027)(PSF Guaranteed)	785,000	791,046
Central Texas Turnpike System:
0.000%, 08/15/2026 (Insured by BHAC)	9,060,000	8,090,455
5.000%, 08/15/2027 (Callable 08/15/2024)	545,000	545,078
Chisum Independent School District:
5.000%, 08/15/2026 (PSF Guaranteed)	620,000	640,212
5.000%, 08/15/2027 (PSF Guaranteed)	325,000	340,367
Cimarron Municipal Utility District,
4.000%, 03/01/2025 (Insured by AGM)	70,000	69,992
City of Dallas Housing Finance Corp.,
3.500%, 02/01/2044 (Callable 06/01/2025)(Mandatory Tender Date 02/01/2026) (1)	1,900,000	1,846,793
City of Dallas TX,
4.000%, 08/15/2030 (Callable 08/15/2026)	1,000,000	967,897
City of Hearne TX,
3.000%, 08/01/2024 (Insured by BAM)	240,000	236,464
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	635,000	638,687
5.000%, 09/01/2029 (Callable 09/01/2024)	1,500,000	1,508,584
City of Temple TX,
5.000%, 08/01/2028 (Insured by BAM)	360,000	378,008
Clear Creek Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	115,000	115,410
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2026	1,010,000	1,018,048
6.000%, 03/01/2029 (Callable 03/01/2024) (5)	1,500,000	1,502,970
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	725,000	717,075
Collin County Water Control & Improvement District No. 3,
2.000%, 09/15/2024 (Insured by BAM)	350,000	339,368
Comal County Water Control & Improvement District No. 6:
4.000%, 03/01/2025 (Insured by BAM)	510,000	505,217
4.000%, 03/01/2026 (Insured by BAM)	535,000	527,654
4.000%, 03/01/2027 (Insured by BAM)	555,000	546,997
4.000%, 03/01/2028 (Insured by BAM)	580,000	571,373
Cotulla Independent School District,
5.000%, 02/15/2028 (PSF Guaranteed)	1,250,000	1,321,672
County of Fort Bend TX,
2.000%, 03/01/2027 (Insured by BAM)	745,000	673,484
County of McLennan TX,
5.000%, 06/01/2025 (Insured by AGM)	240,000	241,741
County of Montgomery TX,
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	435,000	381,583
County of Wise TX:
5.000%, 08/15/2025	500,000	508,974
5.000%, 08/15/2026	850,000	870,913
Cypress-Fairbanks Independent School District:
5.000%, 02/15/2027 (PSF Guaranteed)	2,720,000	2,846,907
5.000%, 02/15/2028 (PSF Guaranteed)	1,025,000	1,087,177
Dallas Convention Center Hotel Development Corp.,
0.000%, 01/01/2025	4,450,000	4,190,396
Dallas County Utility & Reclamation District,
5.000%, 02/15/2026	290,000	296,003
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	1,000,000	1,063,148
Denton Independent School District:
2.000%, 08/01/2044 (Pre-refunded to 08/01/2024)(PSF Guaranteed) (1)	1,450,000	1,427,501
2.000%, 08/01/2044 (Mandatory Tender Date 08/01/2024)(PSF Guaranteed) (1)	1,235,000	1,210,931
Eanes Independent School District,
5.000%, 08/01/2028 (PSF Guaranteed)	1,060,000	1,125,496
Fort Bend County Municipal Utility District No. 132,
6.750%, 09/01/2029 (Insured by AGM) (6)	985,000	1,058,176
Fort Bend County Municipal Utility District No. 134B,
4.625%, 09/01/2024 (Insured by AGM)	320,000	321,203
Fort Bend County Municipal Utility District No. 139,
4.000%, 09/01/2024 (Insured by BAM)	200,000	199,716
Fort Bend County Municipal Utility District No. 215,
6.500%, 09/01/2030 (Insured by AGM) (6)	2,020,000	2,178,709
Fort Bend County Municipal Utility District No. 30,
4.000%, 09/01/2024 (Insured by BAM)	500,000	499,687
Fort Bend County Municipal Utility District No. 58,
3.500%, 04/01/2024 (Insured by AGM)	125,000	124,264
Frisco Independent School District,
0.000%, 08/15/2029 (PSF Guaranteed)	100,000	78,619
Galena Park Independent School District,
0.000%, 08/15/2026 (PSF Guaranteed)	1,000,000	889,231
Goliad Independent School District,
5.000%, 02/15/2026 (PSF Guaranteed)	1,005,000	1,030,597
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	865,000	893,947
5.750%, 07/01/2027 (ETM)(Insured by AMBAC)	3,720,000	3,847,110
Harris County Municipal Utility District No. 120,
3.250%, 08/01/2025 (Callable 10/30/2023)(Insured by AGM)	350,000	341,960
Harris County Municipal Utility District No. 374,
3.000%, 09/01/2024 (Insured by BAM)	225,000	221,678
Harris County Municipal Utility District No. 63,
3.000%, 09/01/2025 (Callable 09/01/2024)(Insured by AGM)	100,000	96,866
Housing Options, Inc.,
3.900%, 02/01/2026 (Mandatory Tender Date 02/01/2025)(Insured by HUD) (1)	8,000,000	7,867,587
Houston Independent School District,
3.500%, 06/01/2039 (Mandatory Tender Date 06/01/2025)(PSF Guaranteed) (1)	4,575,000	4,519,783
Hunt Memorial Hospital District:
5.000%, 02/15/2024	200,000	200,233
5.000%, 02/15/2027	1,500,000	1,530,764
5.000%, 02/15/2028	1,000,000	1,029,585
Katy Development Authority:
3.000%, 06/01/2028 (Callable 06/01/2027)(Insured by BAM)	375,000	351,495
3.000%, 06/01/2029 (Callable 06/01/2027)(Insured by BAM)	450,000	416,892
Klein Independent School District:
5.000%, 08/01/2027 (PSF Guaranteed)	1,230,000	1,292,316
5.000%, 08/01/2028 (PSF Guaranteed)	750,000	798,052
Lake Dallas Independent School District,
0.000%, 08/15/2026 (PSF Guaranteed)	1,000,000	887,734
Lakes Fresh Water Supply District of Denton County:
6.000%, 09/01/2026 (Insured by BAM)	505,000	527,912
6.500%, 09/01/2026 (Insured by BAM)	300,000	317,672
6.000%, 09/01/2027 (Insured by BAM)	645,000	683,572
6.500%, 09/01/2027 (Insured by BAM)	300,000	323,284
Leander Independent School District:
5.000%, 08/15/2026 (PSF Guaranteed)	1,150,000	1,191,288
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	35,000	19,251
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	580,000	241,890
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	175,000	78,260
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	435,000	171,302
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	283,375
Llano Independent School District,
5.000%, 02/15/2027 (PSF Guaranteed)	1,400,000	1,458,991
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	165,000	167,739
Manor Independent School District:
5.000%, 08/01/2026 (PSF Guaranteed)	100,000	103,477
5.000%, 08/01/2027 (PSF Guaranteed)	1,015,000	1,065,682
Meyer Ranch Municipal Utility District,
6.750%, 08/15/2028 (Insured by BAM) (6)	1,080,000	1,158,851
Montgomery County Municipal Utility District No. 112,
3.000%, 10/01/2024 (Insured by BAM)	215,000	211,766
Montgomery County Municipal Utility District No. 186,
7.000%, 12/01/2029 (Insured by BAM) (6)	1,120,000	1,219,873
New Hope Cultural Education Facilities Finance Corp.:
4.000%, 06/15/2024	50,000	49,815
5.000%, 11/01/2025 (Callable 11/01/2024)	1,050,000	1,056,746
Newark Higher Education Finance Corp.,
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	705,000	711,164
North Central Texas Health Facility Development Corp.,
5.750%, 06/01/2026 (ETM)(Insured by NATL)	265,000	272,071
Northeast Travis County Utility District,
0.000%, 09/01/2024 (Insured by BAM)	470,000	448,768
Northlake Municipal Management District No. 1,
6.750%, 03/01/2027 (Insured by BAM)	545,000	580,827
Northside Independent School District:
5.000%, 08/01/2026 (PSF Guaranteed) (5)	500,000	517,249
5.000%, 08/01/2027 (PSF Guaranteed) (5)	500,000	524,236
5.000%, 08/01/2028 (PSF Guaranteed) (5)	2,880,000	3,055,328
2.000%, 06/01/2052 (Mandatory Tender Date 06/01/2027)(PSF Guaranteed) (1)	3,345,000	3,080,300
Northwest Harris County Municipal Utility District No. 19,
2.000%, 10/01/2023 (Insured by AGM)	105,000	105,000
Palestine Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	135,000	135,457
Paseo del Este Municipal Utility District No. 10,
4.000%, 08/15/2024 (Insured by AGM)	180,000	179,531
Prosper Independent School District,
4.000%, 02/15/2050 (Mandatory Tender Date 08/15/2026)(PSF Guaranteed) (1)	1,250,000	1,240,350
San Antonio Independent School District:
5.000%, 08/15/2027 (PSF Guaranteed)	1,500,000	1,575,895
5.000%, 08/15/2028 (PSF Guaranteed)	750,000	797,456
San Benito Consolidated Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	100,000	100,371
Sedona Lakes Municipal Utility District No. 1,
3.000%, 09/01/2024 (Insured by BAM)	105,000	103,242
Sienna Municipal Utility District No. 4:
2.000%, 09/01/2027 (Callable 09/01/2025)(Insured by AGM)	500,000	438,831
2.000%, 09/01/2028 (Callable 09/01/2025)(Insured by AGM)	315,000	267,798
Sienna Municipal Utility District No. 6,
6.500%, 09/01/2029 (Insured by BAM) (6)	1,500,000	1,587,872
Southwest Texas Junior College District,
4.000%, 10/01/2023 (Insured by BAM)	100,000	100,000
Spring Creek Utility District of Montgomery County,
3.000%, 10/01/2023 (Insured by AGM)	145,000	145,000
State of Texas:
4.000%, 08/01/2028 (Callable 08/01/2025)	2,500,000	2,502,364
3.200%, 10/01/2028 (Callable 10/01/2025)	3,000,000	2,828,849
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2023	310,000	309,763
5.000%, 11/15/2024	335,000	333,374
2.250%, 11/15/2025	225,000	210,744
5.000%, 11/15/2026	490,000	484,579
5.000%, 11/15/2028 (Callable 11/15/2027)	1,050,000	1,036,652
5.000%, 11/15/2029 (Callable 11/15/2027)	1,835,000	1,807,927
Tarrant County Housing Finance Corp.,
5.000%, 03/01/2027 (Mandatory Tender Date 03/01/2026)(Insured by FNMA) (1)	1,000,000	1,011,327
Texas Department of Housing & Community Affairs:
5.000%, 03/01/2041 (Callable 03/01/2025)(Mandatory Tender Date 03/01/2026) (1)	2,000,000	2,010,887
4.750%, 03/01/2049 (Callable 09/01/2027)(Insured by GNMA)	425,000	422,496
5.500%, 09/01/2052 (Callable 03/01/2032)(Insured by GNMA)	2,945,000	3,025,923
Texas Municipal Gas Acquisition & Supply Corp. I:
4.710%, 12/15/2026 (3 Month LIBOR USD + 1.450%)(Callable 10/02/2023) (2)	8,300,000	8,043,973
5.250%, 12/15/2026	835,000	842,804
Texas Municipal Gas Acquisition & Supply Corp. II,
4.130%, 09/15/2027 (SOFR + 1.045%) (2)	8,315,000	8,162,689
Texas Municipal Gas Acquisition & Supply Corp. III:
5.000%, 12/15/2025	1,315,000	1,312,465
5.000%, 12/15/2027	6,250,000	6,221,779
5.000%, 12/15/2028	1,500,000	1,491,335
Texas State Affordable Housing Corp.:
5.000%, 04/01/2043 (Callable 09/01/2025)(Mandatory Tender Date 04/01/2026)(Insured by HUD) (1)	1,500,000	1,516,505
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	305,000	300,359
5.500%, 09/01/2053 (Callable 03/01/2033)(Insured by GNMA)	2,990,000	3,066,415
Tioga Independent School District Public Facility Corp.:
4.000%, 08/15/2024	185,000	183,010
3.250%, 08/15/2026 (Callable 08/15/2024)	195,000	184,093
Town of Providence Village TX,
4.000%, 03/01/2024 (Insured by BAM)	275,000	274,828
Travis County Housing Finance Corp.,
4.125%, 06/01/2045 (Callable 12/01/2025)(Mandatory Tender Date 06/01/2027) (1)	4,400,000	4,238,106
Viridian Municipal Management District:
6.000%, 12/01/2023 (Insured by BAM)	50,000	50,132
4.000%, 12/01/2025 (Callable 12/01/2024)(Insured by BAM)	440,000	431,784
4.000%, 12/01/2026 (Callable 12/01/2023)(Insured by AGM)	340,000	330,486
4.000%, 12/01/2027 (Callable 12/01/2024)(Insured by BAM)	475,000	463,872
Waller Consolidated Independent School District,
6.000%, 02/15/2027 (PSF Guaranteed)	2,680,000	2,870,054
Williamson County Municipal Utility District No. 31,
6.000%, 08/15/2028 (Insured by BAM) (6)	1,030,000	1,080,026
Total Texas (Cost $184,730,048)		178,149,192	11.2%

Utah
City of Salt Lake City UT,
4.000%, 10/01/2027 (Callable 10/01/2025)	1,220,000	1,221,832
Duchesne County School District,
5.000%, 06/01/2025	200,000	202,089
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	240,000	240,852
5.000%, 04/15/2025 (Insured by UT CSCE)	135,000	136,391
5.000%, 04/15/2026 (Insured by UT CSCE)	150,000	151,869
3.625%, 06/15/2029 (Callable 06/15/2027) (3)	295,000	264,879
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	35,000	34,500
Total Utah (Cost $2,350,612)		2,252,412	0.2%

Vermont
Vermont Housing Finance Agency:
4.000%, 11/01/2044 (Callable 11/01/2023)	25,000	24,502
4.000%, 11/01/2048 (Callable 05/01/2027)	715,000	703,614
4.000%, 11/01/2049 (Callable 05/01/2028)(Insured by GNMA)	1,780,000	1,729,545
3.750%, 11/01/2050 (Callable 05/01/2029)(Insured by GNMA)	1,150,000	1,116,454
Vermont Student Assistance Corp.:
5.000%, 06/15/2024	850,000	852,059
5.000%, 06/15/2025	825,000	829,147
Total Vermont (Cost $5,595,126)		5,255,321	0.3%

Virginia
Alexandria Industrial Development Authority,
5.000%, 10/01/2050 (Pre-refunded to 10/01/2025)	2,275,000	2,326,843
Arlington County Industrial Development Authority,
5.000%, 01/01/2026	3,750,000	3,797,705
Charles City County Economic Development Authority,
2.875%, 02/01/2029 (Callable 11/01/2026) (5)	1,000,000	912,171
Chesapeake Bay Bridge & Tunnel District,
5.500%, 07/01/2025 (ETM)(Insured by NATL)	685,000	691,251
Norfolk Redevelopment & Housing Authority:
4.000%, 01/01/2025 (Callable 10/30/2023)	2,100,000	2,043,371
5.000%, 05/01/2043 (Mandatory Tender Date 05/01/2026)(Insured by HUD) (1)	1,500,000	1,512,592
Portsmouth Redevelopment & Housing Authority,
3.500%, 07/01/2025 (Mandatory Tender Date 07/01/2024)(Insured by HUD) (1)	3,591,000	3,553,844
Virginia Public Building Authority:
5.000%, 08/01/2029	2,400,000	2,583,948
5.000%, 08/01/2029 (Callable 08/01/2026)	3,500,000	3,580,520
Virginia Small Business Financing Authority,
5.250%, 10/01/2029 (Callable 10/01/2024)	1,005,000	1,011,975
Total Virginia (Cost $22,333,061)		22,014,220	1.4%

Washington
Central Puget Sound Regional Transit Authority:
4.750%, 02/01/2028 (Callable 10/30/2023)(Insured by NATL)	135,000	135,051
3.560%, 11/01/2045 (SIFMA Municipal Swap Index + 0.200%)(Callable 11/01/2025)(Mandatory Tender Date 11/01/2026) (2)	9,000,000	8,835,692
3.810%, 11/01/2045 (SIFMA Municipal Swap Index + 0.450%)(Callable 10/16/2023)(Mandatory Tender Date 11/01/2023) (2)	100,000	100,009
Central Washington University:
4.000%, 05/01/2024 (Callable 10/30/2023)	260,000	258,806
4.000%, 05/01/2026 (Callable 10/30/2023)	410,000	405,746
City of Seattle WA,
3.610%, 05/01/2045 (SIFMA Municipal Swap Index + 0.250%)(Callable 05/01/2026)(Mandatory Tender Date 11/01/2026) (2)	8,840,000	8,667,838
County of King WA,
0.875%, 01/01/2042 (Callable 04/01/2025)(Mandatory Tender Date 01/01/2026) (1)	450,000	412,157
King County Housing Authority,
5.000%, 01/01/2028 (Callable 01/01/2026)(Insured by HUD)	2,150,000	2,177,754
King County Public Hospital District No. 1,
5.000%, 12/01/2036 (Callable 12/01/2026)	1,250,000	1,257,599
Pend Oreille County Public Utility District No. 1:
5.000%, 01/01/2024	700,000	699,804
5.000%, 01/01/2025	445,000	445,982
5.000%, 01/01/2025	735,000	736,534
San Juan County School District No. 137,
4.000%, 12/01/2028 (Callable 10/30/2023)(Insured by SCH BD GTY)	675,000	672,607
Seattle Housing Authority:
1.250%, 06/01/2024 (Callable 12/01/2023)	2,000,000	1,958,809
4.000%, 09/01/2025 (Callable 03/01/2025)	6,200,000	6,119,794
1.000%, 06/01/2026 (Callable 10/20/2023)	2,000,000	1,808,030
State of Washington,
5.000%, 07/01/2024 (Callable 10/30/2023)(Insured by ST AID)	20,000	20,014
Tacoma Metropolitan Park District:
3.000%, 12/01/2023	115,000	114,419
5.000%, 12/01/2024	415,000	415,551
4.000%, 12/01/2026	175,000	169,320
4.000%, 12/01/2027 (Callable 12/01/2026)	4,630,000	4,452,745
4.000%, 12/01/2027	2,480,000	2,388,857
Washington Health Care Facilities Authority,
5.000%, 10/01/2026	1,520,000	1,547,726
Washington State Housing Finance Commission:
6.500%, 07/01/2030 (Pre-refunded to 07/01/2025) (3)	800,000	830,553
6.750%, 07/01/2035 (Pre-refunded to 07/01/2025) (3)	1,130,000	1,177,857
Total Washington (Cost $47,318,616)		45,809,254	2.9%

West Virginia
West Virginia Housing Development Fund,
3.000%, 11/01/2026	2,745,000	2,607,818
Total West Virginia (Cost $2,729,902)		2,607,818	0.2%

Wisconsin
City of Appleton WI,
3.000%, 01/01/2026 (Callable 10/30/2023)	625,000	602,355
City of Marinette WI,
4.000%, 05/01/2027 (Callable 10/30/2023)	150,000	149,592
City of Milwaukee WI:
5.000%, 04/01/2024	2,000,000	2,004,112
4.000%, 06/01/2027 (Callable 06/01/2026)	950,000	949,043
City of Oshkosh WI,
4.000%, 05/01/2029 (Callable 10/30/2023)	125,000	125,012
County of St. Croix WI,
2.600%, 03/01/2027	625,000	571,889
County of Waushara WI,
4.500%, 06/01/2027 (Callable 06/01/2025)	2,500,000	2,521,304
D.C. Everest Area School District:
3.625%, 04/01/2038 (Pre-refunded to 04/01/2027)	1,310,000	1,308,424
3.625%, 04/01/2038 (Pre-refunded to 04/01/2027)	1,290,000	1,288,449
Palmyra-Eagle Area School District:
3.000%, 03/01/2024 (Callable 10/30/2023)	700,000	692,308
3.000%, 03/01/2025 (Callable 10/30/2023)	175,000	168,934
Public Finance Authority:
5.000%, 10/01/2023 (3)	2,000,000	2,000,000
5.000%, 10/01/2024 (3)	1,605,000	1,598,094
5.000%, 07/01/2025	265,000	264,885
3.000%, 03/01/2026 (Callable 10/30/2023) (3)	2,250,000	2,190,657
5.000%, 07/01/2026	465,000	465,898
5.000%, 07/01/2027 (3)	290,000	293,034
5.000%, 07/01/2028 (3)	250,000	253,032
5.000%, 07/01/2028	1,245,000	1,251,791
5.000%, 07/01/2029 (3)	480,000	485,936
5.000%, 07/01/2029	1,365,000	1,369,522
5.000%, 10/01/2029 (3)	2,850,000	2,812,312
5.000%, 07/01/2030 (3)	995,000	1,006,277
Tender Option Bond Trust,
2.980%, 06/01/2065 (Callable 06/01/2028)(Optional Put Date 10/02/2023) (1)(3)	5,400,000	5,400,000
Village of Waunakee WI,
3.200%, 10/01/2026 (Callable 10/30/2023)	225,000	215,052
Wisconsin Center District:
5.250%, 12/15/2023 (ETM)(Insured by AGM)	10,000	10,022
5.250%, 12/15/2023 (Insured by AGM)	10,000	10,015
0.000%, 12/15/2024 (Insured by NATL)	115,000	109,158
5.250%, 12/15/2027 (ETM)(Insured by AGM)	50,000	51,788
5.250%, 12/15/2027 (Insured by AGM)	1,295,000	1,348,138
Wisconsin Health & Educational Facilities Authority:
5.000%, 07/01/2025 (Callable 07/01/2024)	660,000	663,395
2.750%, 08/15/2025 (Callable 08/15/2024)	1,440,000	1,398,016
4.000%, 09/15/2025	765,000	749,134
5.000%, 11/01/2025	245,000	239,291
5.000%, 02/15/2026	1,105,000	1,115,942
5.000%, 10/01/2026	2,000,000	2,061,397
5.000%, 11/01/2026	710,000	685,269
4.000%, 09/15/2027	830,000	793,970
5.000%, 11/01/2029 (Callable 11/01/2026)	815,000	757,857
3.000%, 02/15/2035 (Pre-refunded to 08/15/2025)	220,000	216,286
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	575,000	575,847
5.000%, 02/15/2051 (Callable 08/15/2026)(Mandatory Tender Date 02/15/2027) (1)	7,700,000	7,718,375
5.000%, 02/15/2052 (Callable 08/15/2024)(Mandatory Tender Date 02/15/2025) (1)	2,050,000	2,054,811
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	120,000	116,965
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	245,000	241,073
4.250%, 03/01/2049 (Callable 09/01/2028)(Insured by FNMA)	495,000	485,611
Total Wisconsin (Cost $52,569,991)		51,390,272	3.2%

Wyoming
Carbon County Specific Purpose Tax Joint Powers Board:
5.000%, 06/15/2024	735,000	739,778
5.000%, 06/15/2025	950,000	963,065
5.000%, 06/15/2026	340,000	345,638
Sublette County Hospital District,
5.000%, 06/15/2026 (Callable 06/15/2025)	2,000,000	1,963,026
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	295,000	292,908
3.750%, 12/01/2049 (Callable 12/01/2028)	970,000	952,913
Total Wyoming (Cost $5,432,476)		5,257,328	0.3%
Total Long-Term Investments (Cost $1,644,719,430)		1,583,637,067	99.7%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 4.16% (4)	5,909,703	5,909,703
Total Short-Term Investment (Cost $5,909,703)		5,909,703	0.4%
Total Investments (Cost $1,650,629,133)		1,589,546,770	100.1%
Liabilities in Excess of Other Assets		(1,351,114)	(0.1)%
TOTAL NET ASSETS		$1,588,195,656	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	US Department of Housing and Development
MT BRD	Montana Board of Investments
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
SONYMA	State of New York Mortgage Agency
SCSDE	South Carolina School District
ST AID	State Aid Intercept/Withholding
USDA	USDA OneRD Guarantee
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate

(1)	Variable rate security. The rate reported is the rate in effect as of September 30, 2023.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(3)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $105,093,458, which represented 6.62% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(6)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.

Baird Short-Term Municipal Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,583,637,067	$–	$1,583,637,067
Total Long-Term Investments	–	1,583,637,067	–	1,583,637,067
Short-Term Investment
Money Market Mutual Fund	5,909,703	–	–	5,909,703
Total Short-Term Investment	5,909,703	–	–	5,909,703
Total Investments	$5,909,703	$1,583,637,067	$–	$1,589,546,770

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.